UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07763

LITMAN GREGORY FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Jeremy DeGroot
4 Orinda Way, Suite 200-D
Orinda, CA  94563

(Name and address of agent for service)

Copies to:

Mitchell Nichter, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Litman Gregory Masters Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 92.8%
Consumer Discretionary: 15.5%
13,800	Amazon.com, Inc. *	$4,643,976
190,000	Chico's FAS, Inc.	3,045,700
149,500	Comcast Corp. - Class A	7,289,620
78,100	DIRECTV *	5,968,402
178,000	General Motors Co.	6,126,760
104,800	HSN, Inc.	6,259,704
150,700	Interpublic Group of Companies, Inc.	2,582,998
76,700	Lear Corp.	6,421,324
145,000	Liberty Interactive Corp. - Class A *	4,186,150
33,500	Naspers Ltd. - Class N	3,694,759
294,500	Pirelli & C. SpA	4,625,183
4,800	priceline.com, Inc. *	5,721,072
32,409	Target Corp.	1,961,069
93,000	Urban Outfitters, Inc. *	3,391,710
		65,918,427
Consumer Staples: 3.3%
17,620	Costco Wholesale Corp.	1,967,802
42,500	Henkel AG & Co. KGaA	4,271,230
46,069	Kellog Co.	2,888,987
132,899	Sysco Corp.	4,801,641
		13,929,660
Energy: 8.8%
50,000	Apache Corp.	4,147,500
60,700	Baker Hughes, Inc.	3,946,714
30,819	Cameron International Corp. *	1,903,690
136,710	Canadian Natural Resources Ltd.	5,245,563
83,000	Devon Energy Corp.	5,555,190
51,024	Imperial Oil Ltd.	2,375,167
49,700	National Oilwell Varco, Inc.	3,870,139
107,500	Newfield Exploration Co. *	3,371,200
73,378	Schlumberger Ltd.	7,154,355
		37,569,518
Finance: 19.8%
139,240	American Express Co.	12,535,777
82,000	American International Group, Inc.	4,100,820
266,000	Bank of America Corp.	4,575,200
506,920	Bank of New York Mellon Corp.	17,889,207
56	Berkshire Hathaway, Inc. - Class A *	10,491,603
35,000	Berkshire Hathaway, Inc. - Class B *	4,373,950
90,000	Blackstone Group L.P. (The)	2,992,500
55,000	Capital One Financial Corp.	4,243,800
217,000	CapitalSource, Inc.	3,166,030
13,000	Fairfax Financial Holdings Ltd.	5,630,300
69,000	JPMorgan Chase & Co.	4,188,990
53,080	Loews Corp.	2,338,174
42,194	MetLife, Inc.	2,227,843
51,480	Northern Trust Corp.	3,375,029
43,580	Wells Fargo & Co.	2,167,669
		84,296,892

Health Care, Pharmaceuticals & Biotechnology: 8.5%
26,200	Alexion Pharmaceuticals, Inc. *	$3,468,564
26,600	athenahealth, Inc. *	4,422,624
47,800	Health Net, Inc. *	3,363,589
98,900	Medtronic, Inc.	4,153,950
67,500	Myriad Genetics, Inc. *	2,581,345
65,500	Omnicare, Inc.	5,465,772
89,690	Patterson Companies, Inc.	5,706,629
100,500	Regeneron Pharmaceuticals, Inc. *	3,363,136
81,000	UnitedHealth Group, Inc.	3,353,391
		35,879,000
Industrials: 7.3%
31,500	3M Co.	4,273,290
46,500	Adecco S.A.	3,868,207
153,500	Atlas Air Worldwide Holdings, Inc. *	5,413,945
41,521	Clean Harbors, Inc. *	2,274,935
30,500	FedEx Corp.	4,043,080
190,500	Herman Miller, Inc.	6,120,765
107,000	Hertz Global Holdings, Inc. *	2,850,480
63,964	Xylem, Inc.	2,329,569
		31,174,271
Materials: 5.7%
24,342	Compass Minerals International, Inc.	2,008,702
100,500	Freeport-McMoRan Copper & Gold, Inc.	3,323,535
78,357	Goldcorp, Inc.	1,918,179
34,000	Monsanto Co.	3,868,180
62,121	Mosaic Co. (The)	3,106,050
179,000	Potash Corp. of Saskatchewan, Inc.	6,483,380
54,000	Royal Gold, Inc.	3,381,480
		24,089,506
Technology: 22.8%
62,000	Accenture Plc - Class A	4,942,640
46,000	Akamai Technologies, Inc. *	2,677,660
98,200	ARM Holdings Plc - ADR	5,005,254
91,500	Arrow Electronics, Inc. *	5,431,440
27,600	Baidu, Inc. - ADR *	4,205,688
81,400	Facebook, Inc. - Class A *	4,903,536
112,600	Global Eagle Entertainment, Inc. *	1,776,828
12,050	Google, Inc. - Class A *	13,429,845
154,000	Intel Corp.	3,974,740
193,000	Itron, Inc. *	6,859,220
94,541	MKS Instruments, Inc.	2,825,830
295,000	Oracle Corp.	12,068,450
237,500	Polycom, Inc. *	3,258,500
93,400	Salesforce.com, Inc. *	5,332,206
77,000	TE Connectivity Ltd.	4,636,170
79,000	Teradata Corp. *	3,886,010
54,550	Visa, Inc. - Class A	11,775,163
		96,989,180
Utilities: 1.1%
220,000	Calpine Corp. *	4,600,200

TOTAL COMMON STOCKS
	(cost $292,659,775)	394,446,654

EXCHANGE TRADED FUNDS: 0.3%
4,547	SPDR S&P MidCap 400 ETF Trust	$1,139,342

TOTAL EXCHANGE TRADED FUNDS
	(cost $1,129,379)	1,139,342

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 6.8%
REPURCHASE AGREEMENTS: 6.8%
$28,862,000	FICC, 0.000%, 03/31/2014, due 04/01/2014 [collateral: par value $29,460,000,
	Fannie Mae, 0.625%, due 08/26/2016; U.S. Treasury Bill, 0.625%, due 08/15/2016;
	value $29,452,750] (proceeds $28,862,000)
		$28,862,000

TOTAL REPURCHASE AGREEMENTS
	(cost $28,862,000)	28,862,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $28,862,000)	28,862,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $322,651,154): 99.9%	424,447,996

Other Assets in Excess of Liabilities: 0.1%		248,329

Net Assets: 100.0%		$424,696,325

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments		$322,651,154
Gross unrealized appreciation		102,118,826
Gross unrealized depreciation		(321,984)
Net unrealized appreciation		$101,796,842

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2014. These assets are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity (a)
Common Stocks	$394,446,654	$-	$-	$394,446,654
Exchange Traded Funds	$1,139,342	$-	$-	$1,139,342
Total Equity	$395,585,996	$-	$-	$395,585,996
Short-Term Investments	$-	$28,862,000	$-	$28,862,000
Total Investments in Securities	$395,585,996	$28,862,000	$-	$424,447,996
Other Financial Instruments*	$28,968	$-	$-	$28,968

(a) See Fund's Schedule of Investments for sector classifications
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

There were no significant transfers between any levels in the Fund as of March 31, 2014.

Off-Balance Sheet Risk

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities denominated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At March 31, 2014, the Funds had the following forward contracts outstanding:

Litman Gregory Masters Equity Fund

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2014	Fund Delivering	March 31, 2014	Appreciation	Depreciation
4/16/2014	1,181,400	Euro Currency	$1,605,298	U.S. Dollar	$1,624,898	$-	$(19,600)
4/16/2014	22,000	Euro Currency	30,084	U.S. Dollar	30,259	-	(175)
4/16/2014	5,400	U.S. Dollar	7,427	Euro Currency	7,344	83	-
4/16/2014	103,710	U.S. Dollar	142,643	Euro Currency	140,995	1,648	-
4/16/2014	34,400	U.S. Dollar	47,314	Euro Currency	47,313	1	-
4/16/2014	1,059,890	U.S. Dollar	1,457,774	Euro Currency	1,458,907	-	(1,133)

			$3,290,540		$3,309,716	$1,732	$(20,908)

ASU 2013-01 - Discloure Related to Offsetting Assets & Liabilities

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The following tables represent the ASU 2013-01 disclosure related to offsetting assets and liabilites for each of the Funds as of March 31, 2014:

Equity Fund
Assets:	Gross Amounts Not Offset in the Statements of Assets and Liabilities

	Gross Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Securities Collateral (Pledged) Received	Cash Collateral (Pledged) Received	Net Amount
Description
Forward Contract Counterparties:
State Street Bank & Trust Co.	$1,732	$(1,732)	$-	$-	$-
Repurchase Agreements	28,862,000	-	-	-	28,862,000
	$28,863,732	$(1,732)	$-	$-	$28,862,000

Liabilities:	Gross Amounts Not Offset in the Statements of Assets and Liabilities

	Gross Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Securities Collateral (Pledged) Received	Cash Collateral (Pledged) Received	Net Amount
Description
Forward Contract Counterparties:
State Street Bank & Trust Co.	$20,908	$(1,732)	$-	$-	$19,176
	$20,908	$(1,732)	$-	$-	$19,176

Litman Gregory Masters International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 93.6%
Australia: 2.4%
701,380	Ansell Ltd.	$11,981,843
10,433,585	Incitec Pivot Ltd.	28,663,502
		40,645,345
Belgium: 1.1%
168,553	Anheuser-Busch InBev N.V.	17,716,470

Brazil: 2.7%
1,020,900	BRF - Brasil Foods S.A.	20,503,090
2,212,800	Estacio Participacoes S.A.	22,426,231
1,852,700	GP Investments Ltd. - BDR *	2,850,181
		45,779,502
Canada: 8.0%
135,232	Canadian Pacific Railway Ltd.	20,265,226
207,360	Dollarama, Inc.	15,798,678
1,242,235	Kinross Gold Corp.	5,135,710
555,245	Novadaq Technologies, Inc. *	12,370,859
629,340	Potash Corp. of Saskatchewan, Inc.	22,794,695
296,100	Teck Resources Ltd. - Class B	6,391,303
1,732,235	Trican Well Service Ltd.	21,923,256
222,188	Valeant Pharmaceuticals International, Inc. *	29,291,044
		133,970,771
China: 2.1%
230,563	Baidu, Inc. - ADR *	35,133,190

Denmark: 1.0%
379,815	Novo Nordisk A/S - Class B	17,326,662

Finland: 2.0%
654,290	Sampo Oyj - Class A	33,993,312

France: 11.4%
677,301	AXA S.A.	17,634,655
259,400	BNP Paribas S.A.	20,053,254
217,803	Essilor International S.A.	22,008,635
799,800	Numericable Group S.A. *	31,428,790
218,971	Renault S.A.	21,333,946
163,175	Safran S.A.	11,316,598
262,957	Schneider Electric S.A.	23,378,549
198,520	Valeo S.A.	28,002,625
583,133	Vivendi S.A.	16,267,577
		191,424,629
Germany: 7.3%
373,858	Daimler AG	35,331,444
74,926	Linde AG	14,997,663
64,673	Muenchener Rueckversicherungs AG	14,128,905
223,721	SAP AG	18,108,811
1,463,188	Telefonica Deutschland Holding AG	11,662,232
917,217	Tom Tailor Holding AG *	16,817,150
259,353	Wirecard AG	10,781,162
		121,827,367

Hong Kong: 3.3%
2,362,500	AIA Group Ltd.	$11,224,229
783,000	Cheung Kong Holdings Ltd.	12,999,872
37,405,790	Greatview Aseptic Packaging Co. Ltd.	19,868,096
2,809,200	Wynn Macau Ltd.	11,640,651
		55,732,848
India: 1.6%
3,608,735	Oberoi Realty Ltd.	12,945,068
1,436,989	Piramal Enterprises Ltd.	13,106,336
		26,051,404
Ireland: 0.9%
75,500	Actavis Plc *	15,541,675

Italy: 1.1%
417,235	Exor SpA	18,750,454

Japan: 8.8%
755,800	Canon, Inc.	23,440,497
2,457,000	Daiwa Securities Group, Inc.	21,385,353
512,500	Don Quijote Holdings Co. Ltd.	26,490,278
107,000	FANUC Corp.	18,880,019
27,900	Keyence Corp.	11,502,459
483,000	Mitsui Fudosan Co. Ltd.	14,735,253
878,800	Rakuten, Inc.	11,728,568
5,273,475	Taiheiyo Cement Corp.	19,017,065
		147,179,492
Malaysia: 1.4%
29,153,525	AirAsia BHD	22,760,810

Mexico: 0.6%
2,851,758	Alsea S.A.B. de C.V.	10,341,240

Netherlands: 3.6%
189,407	ASML Holding N.V.	17,535,514
2,517,300	CNH Industrial N.V. *	29,005,564
4,093,360	Koninklijke KPN N.V.	14,484,776
		61,025,854
Panama: 1.4%
158,917	Copa Holdings S.A. - Class A	23,073,159

Philippines: 1.1%
19,406,600	Alliance Global Group, Inc.	12,334,167
16,433,010	LT Group, Inc.	6,390,857
		18,725,024
Poland: 0.7%
7,255,259	Netia S.A. *	12,216,366

Singapore: 0.9%
16,512,000	Noble Group Ltd.	15,619,117

South Africa: 0.4%
948,210	Mediclinic International Ltd.	6,723,524

South Korea: 1.0%
294,864	LG Corp.	16,014,297

Spain: 3.1%
319,240	Atresmedia Corp de Medios de Comunicaion S.A.	$4,920,210
1,701,107	Banco Bilbao Vizcaya Argentaria S.A.	20,467,335
1,213,658	Ferrovial S.A.	26,356,858
		51,744,403
Sweden: 1.0%
776,688	Electrolux AB - Class B	16,941,619

Switzerland: 7.8%
183,266	Cie Financiere Richemont S.A.	17,546,104
1,161,751	Credit Suisse Group AG	37,615,419
153,600	Kuehne & Nagel International AG	21,515,824
141,981	Roche Holdings AG	42,672,749
18,300	Swatch Group AG (The)	11,500,250
		130,850,346
Turkey: 0.5%
1,264,500	Turkiye Halk Bankasi AS	7,812,513

United Kingdom: 14.0%
1,237,934	ARM Holdings Plc	20,877,280
520,320	Associated British Foods Plc	24,131,356
750,803	BG Group Plc	14,004,396
996,264	Burberry Group Plc	23,222,783
1,729,400	Carpetright Plc *	17,384,107
201,119	Delphi Automotive Plc	13,647,936
1,013,864	Diageo Plc	31,470,873
138,700	Ensco Plc - Class A	7,320,586
1,816,533	Informa Plc	16,063,248
2,176,546	Rexam Plc	17,690,064
996,384	Rolls-Royce Holdings Plc	17,875,615
2,284,585	Segro Plc	12,661,617
1,560,237	Telecity Group Plc	18,154,695
		234,504,556
United States: 2.4%
244,300	Liberty Global Plc - Class A *	10,162,880
754,226	Liberty Global Plc - Class C *	30,704,540
		40,867,420

TOTAL COMMON STOCKS
	(cost $1,314,262,458)	1,570,293,369

RIGHTS/WARRANTS: 0.0%
1,701,107	Banco Bilbao Vizcaya Argentaria S.A. *	398,400

RIGHTS/WARRANTS: 0.0%
	(cost $393,027)	398,400

Principal Amount		Value
PURCHASED OPTIONS: 0.0%
CURRENCY: 0.0%
	USD Call / EUR Put Option
$72,565,000 (EUR)	Exercise Price: $1.31,
	Expiration Date: June 2014	$94,335
	USD Call / JPY Put Option
29,000,000 (JPY)	Exercise Price: $107.94,
	Expiration Date: June 2014	82,128
		176,463

TOTAL PURCHASED OPTIONS
	(cost $897,156)	176,463

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 6.1%
REPURCHASE AGREEMENTS: 6.1%
$101,776,000	FICC, 0.000%, 03/31/2014, due 04/01/2014 [collateral: par value $103,825,000,
	U.S. Treasury Note, 0.625%, due 08/15/2016; value $103,825,000] (proceeds $101,776,000)
		$101,776,000

TOTAL REPURCHASE AGREEMENTS
	(cost $101,776,000)	101,776,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $101,776,000)	101,776,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $1,417,328,641): 99.7%	$1,672,644,232

Other Assets in Excess of Liabilities: 0.3%		5,829,585

Net Assets: 100.0%		$1,678,473,817

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
BDR	Brazilian Depository Receipt.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$1,417,328,641
Gross unrealized appreciation	302,847,187
Gross unrealized depreciation	(47,531,596)
Net unrealized appreciation	$255,315,591

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Sector	Net Assets

Consumer Discretionary	23.4%
Consumer Staples	6.0%
Energy	2.6%
Finance	15.5%
Health Care & Pharmaceuticals	10.2%
Industrials	15.4%
Materials	8.0%
Technology	9.3%
Telecommunication	3.2%
Cash and Other Assets	6.4%
Net Assets	100.0%

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2014. These assets are measured on a recurring basis.

International Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stocks
Australia	$11,981,843	$28,663,502	$-	$40,645,345
Belgium	$-	$17,716,470	$-	$17,716,470
Brazil	$45,779,502	$-	$-	$45,779,502
Canada	$133,970,771	$-	$-	$133,970,771
China	$35,133,190	$-	$-	$35,133,190
Denmark	$-	$17,326,662	$-	$17,326,662
Finland	$33,993,312	$-	$-	$33,993,312
France	$71,345,206	$120,079,423	$-	$191,424,629
Germany	$16,817,150	$105,010,217	$-	$121,827,367
Hong Kong	$19,868,096	$35,864,752	$-	$55,732,848
India	$-	$26,051,404	$-	$26,051,404
Ireland	$15,541,675	$-	$-	$15,541,675
Italy	$-	$18,750,454	$-	$18,750,454
Japan	$45,507,343	$101,672,149	$-	$147,179,492
Malaysia	$22,760,810	$-	$-	$22,760,810
Mexico	$10,341,240	$-	$-	$10,341,240
Netherlands	$-	$61,025,854	$-	$61,025,854
Panama	$23,073,159	$-	$-	$23,073,159
Philippines	$18,725,024	$-	$-	$18,725,024
Poland	$-	$12,216,366	$-	$12,216,366
Singapore	$-	$15,619,117	$-	$15,619,117
South Africa	$6,723,524	$-	$-	$6,723,524
South Korea	$-	$16,014,297	$-	$16,014,297
Spain	$4,920,210	$46,824,193	$-	$51,744,403
Sweden	$16,941,619	$-	$-	$16,941,619
Switzerland	$11,500,250	$119,350,096	$-	$130,850,346
Turkey	$7,812,513	$-	$-	$7,812,513
United Kingdom	$122,953,253	$111,551,303	$-	$234,504,556
United States	$40,867,420	$-	$-	$40,867,420
Total Equity	$716,557,110	$853,736,259	$-	$1,570,293,369
Rights/ Warrants
Spain	$398,400	$-	$-	$398,400
Total Rights/Warrants	$398,400	$-	$-	$398,400
Short-Term Investments
United States	$-	$101,776,000	$-	$101,776,000
Total Short-Term Investments	$-	$101,776,000	$-	$101,776,000
Fixed Income
Purchased Currency Options
United States / Europe	$94,335	$-	$-	$94,335
United States / Japan	$-	$82,128	$-	$82,128
Total Fixed Income	$94,335	$82,128	$-	$176,463
Total Investments in Securities	$717,049,845	$955,594,387	$-	$1,672,644,232
Other Financial Instruments*	$(325,657)	$-	$-	$(325,657)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options.  Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Following is a schedule of transfers out of Level 1 for the International Fund:

Description	Transfers out of Level 1*(1)
Equity
Common Stocks	$(753,866,553)
Total Equity	$(753,866,553)

* The amount of transfers in are reflected at the securities' fair value at the end of the period.

Following is a schedule of transfers into Level 2 for the International Fund:

Description	Transfers into Level 2*(1)
Equity
Common Stocks	$753,866,553
Total Equity	$753,866,553

* The amount of transfers in are reflected at the securities' fair value at the end of the period.

(1) Transfers between Level 1 and Level 2 for the Litman Gregory Masters International Fund relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification. At March 31, 2014, the securities in the International Fund were not adjusted using systematic fair valuation resulting in a Level 1 classification.

Off-Balance Sheet Risk

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities denominated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At March 31, 2014, the Funds had the following forward contracts outstanding:

Litman Gregory Masters International Fund

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2014	Fund Delivering	March 31, 2014	Appreciation	Depreciation
7/31/2014	26,292,000	Euro Currency	$35,919,867	U.S. Dollar	$36,216,444	$-	$(296,577)
9/17/2014	8,630,000	Australian Dollar	7,595,263	U.S. Dollar	7,912,268	-	(317,005)
12/17/2014	19,030,000	Swiss Franc	21,860,999	U.S. Dollar	21,577,383	283,616	-

			$29,456,262		$29,489,651	$283,616	$(317,005)

ASU 2013-01 - Discloure Related to Offsetting Assets & Liabilities

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The following tables represent the ASU 2013-01 disclosure related to offsetting assets and liabilites for each of the Funds as of March 31, 2014:

International Fund

Assets:	Gross Amounts Not Offset in the Statements of Assets and Liabilities

	Gross Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Securities Collateral (Pledged) Received	Cash Collateral (Pledged) Received	Net Amount
Description
Forward Contract Counterparties:
State Street Bank & Trust Co.	$283,616	$(283,616)	$-	$-	$-
Repurchase Agreements	101,776,000	-	-	-	101,776,000
	$102,059,616	$(283,616)	$-	$-	$101,776,000

Liabilities:	Gross Amounts Not Offset in the Statements of Assets and Liabilities

	Gross Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Securities Collateral (Pledged) Received	Cash Collateral (Pledged) Received	Net Amount
Description
Forward Contract Counterparties:
State Street Bank & Trust Co.	$317,005	$(283,616)	$-	$-	$33,389
	$317,005	$(283,616)	$-	$-	$33,389

Litman Gregory Masters Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 77.2%
Consumer Discretionary: 14.4%
18,000	Aaron's, Inc.	$544,320
50,300	Apollo Education Group, Inc. *	1,722,272
46,100	Best Buy Co., Inc.	1,217,501
30,300	DeVry Education Group, Inc.	1,284,417
68,100	E.W. Scripps Co. - Class A *	1,206,732
7,300	Foot Locker, Inc.	342,954
3,139	Graham Holdings Co. - Class B	2,209,071
22,600	Red Robin Gourmet Burgers, Inc. *	1,619,968
7,400	Urban Outfitters, Inc. *	269,878
40,900	Vitamin Shoppe, Inc. *	1,943,568
		12,360,681
Consumer Staples: 0.8%
101,500	Roundy's, Inc.	698,320

Energy: 13.4%
110,000	Approach Resources, Inc. *	2,300,100
22,400	Atwood Oceanics, Inc. *	1,128,736
450,000	Carbon Natural Gas Co. * #	382,500
13,700	Cimarex Energy Co.	1,631,807
78,500	Denbury Resources, Inc.	1,287,400
5,600	Helmerich & Payne, Inc.	602,336
22,500	Patterson-UTI Energy, Inc.	712,800
18,500	Rosetta Resources, Inc. *	861,730
17,500	Rosetta Resources, Inc. * (a)	815,150
53,600	Rowan Companies Plc - Class A *	1,805,248
		11,527,807
Financials: 7.3%
800,000	Chimera Investment Corp.	2,448,000
49,300	CNO Financial Group, Inc.	892,330
35,300	Fifth Third Bancorp	810,135
120,000	Forestar Group, Inc. *	2,136,000
		6,286,465
Health Care: 5.0%
28,340	Align Technology, Inc. *	1,467,729
25,410	Arrowhead Research Corp. *	417,232
44,000	Globus Medical, Inc. - Class A *	1,169,960
27,500	Greatbatch, Inc. *	1,262,800
		4,317,721
Industrials: 8.1%
33,500	Delta Air Lines, Inc.	1,160,775
108,000	Heritage-Crystal Clean, Inc. *	1,958,040
125,000	Signature Group Holdings, Inc. *	1,281,250
32,400	Southwest Airlines Co.	764,964
72,300	Taser International, Inc. *	1,322,367
23,700	Titan International, Inc.	450,063
		6,937,459

Information Technology: 19.3%
36,200	Altera Corp.	$1,311,888
54,000	ARRIS Group, Inc. *	1,521,720
25,800	Arrow Electronics, Inc. *	1,531,488
32,600	Avnet, Inc.	1,516,878
130,500	Brocade Communications Systems, Inc. *	1,384,605
61,000	Corning, Inc.	1,270,020
33,500	InterDigital, Inc.	1,109,185
23,673	Jabil Circuit, Inc.	426,114
41,340	Manhattan Associates, Inc. *	1,448,140
25,000	NeuStar, Inc. - Class A *	812,750
106,500	Ruckus Wireless, Inc. *	1,295,040
66,670	SunPower Corp. *	2,150,774
9,600	Western Digital Corp.	881,472
		16,660,074
Materials: 8.9%
41,502	Rockwood Holdings, Inc.	3,087,749
130,000	Taminco Corp. *	2,731,300
28,060	Westlake Chemical Corp.	1,857,011
		7,676,060
TOTAL COMMON STOCKS
	(cost $51,772,159)	66,464,587

EXCHANGE TRADED FUNDS: 1.3%
48,500	Market Vectors Gold Miners ETF	1,144,600

TOTAL EXCHANGE TRADED FUNDS
	(cost $1,178,666)	1,144,600

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 21.6%
REPURCHASE AGREEMENTS: 21.6%
$18,628,000	FICC, 0.000%, 03/31/2014, due 04/01/2014 [collateral: par value $19,015,000;
	U.S. Treasury Note, 0.625%, due 08/15/2016; Fannie Mae, 0.625%, due 08/26/2016;
	value $19,012,069] (proceeds $18,628,000)
		$18,628,000

TOTAL REPURCHASE AGREEMENTS
	(cost $18,628,000)	18,628,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $18,628,000)	18,628,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $71,578,825): 100.1%	86,237,187

Liabilities in Excess of Other Assets: (0.1)%		(96,092)

Net Assets: 100.0%		$86,141,095

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. The security has been deemed liquid by the Trust's Board of Trustees.
#	Illiquid securities at March 31, 2014, at which time the aggregate value of these illiquid securities are $382,500 or 0.4% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$71,578,825
Gross unrealized appreciation	15,801,902
Gross unrealized depreciation	(1,143,540)
Net unrealized appreciation	$14,658,362

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2014. These assets are measured on a recurring basis.

Smaller Companies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity (a)
Common Stocks	$65,266,937	$1,197,650	$-	$66,464,587
Exchange Traded Funds	$1,144,600	$-	$-	$1,144,600
Total Equity	$66,411,537	$1,197,650	$-	$67,609,187
Short-Term Investments	$-	$18,628,000	$-	$18,628,000
Total Investments in Securities	$66,411,537	$19,825,650	$-	$86,237,187

(a)	See Fund's Schedule of Investments for sector classifications

There were no significant transfers between any levels in the Fund as of March 31, 2014.

ASU 2013-01 - Discloure Related to Offsetting Assets & Liabilities

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The following tables represent the ASU 2013-01 disclosure related to offsetting assets and liabilites for each of the Funds as of March 31, 2014:

Smaller Companies Fund

Assets:	Gross Amounts Not Offset in the Statements of Assets and Liabilities

	Gross Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Securities Collateral (Pledged) Received	Cash Collateral (Pledged) Received	Net Amount
Description
Repurchase Agreements	$18,628,000	$-	$-	$-	$18,628,000
	$18,628,000	$-	$-	$-	$18,628,000

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 32.8%
Consumer Discretionary: 4.5%
18,525	Charter Communications, Inc. - Class A *	$2,282,280
50,992	General Motors Co.	1,755,145
752,800	Genting Malaysia Bhd	968,231
123,800	Interpublic Group of Companies, Inc. (The)	2,121,932
63,550	Jones Group, Inc. (The)	951,344
103,464	JoS. A. Bank Clothiers, Inc. *	6,652,735
10,294	Outerwall, Inc. *	746,315
4,100	Regis Corp.	56,170
155,300	Rent-A-Center, Inc.	4,130,980
1,802,267	Sirius XM Holdings, Inc. * (b)	5,767,254
60,322	Time Warner Cable, Inc. (b)	8,274,971
5,154	Toyota Motor Corp. - ADR	581,887
3,380	TRW Automotive Holdings Corp. *	275,876
89,900	WPP Plc	1,854,199
		36,419,319
Consumer Staples: 4.8%
4,830	Altria Group, Inc.	180,787
3,100	Anheuser-Busch InBev N.V. - ADR	326,430
184,765	Beam, Inc. (b)	15,390,925
1,505	British American Tobacco Plc - ADR	167,702
25,828	CVS Caremark Corp. (b)	1,933,484
6,100	Henkel AG & Co. KGaA	613,047
266,400	Orkla ASA	2,270,101
1,844	Philip Morris International, Inc.	150,968
87,700	Safeway, Inc.	3,239,638
158,624	Shoppers Drug Mart Corp.	8,729,055
275,800	Tesco Plc	1,358,412
48,700	Unilever N.V. - ADR	2,001,676
17,000	Walgreen Co.	1,122,510
15,041	Wal-Mart Stores, Inc.	1,149,584
		38,634,319
Energy: 2.3%
7,289	Alpha Natural Resources, Inc. *	30,978
568,392	Aurora Oil & Gas Ltd. *	2,161,220
42,700	Canadian Natural Resources Ltd.	1,638,399
56,991	CONSOL Energy, Inc.	2,276,790
61,886	EPL Oil & Gas, Inc. *	2,388,800
2,854	Exxon Mobil Corp.	278,779
48,600	Gazprom OAO - ADR	377,622
40,279	Ithaca Energy, Inc. *	100,206
8,200	Lukoil OAO - ADR	458,585
24,312	Noble Corp. Plc	795,975
40,400	Occidental Petroleum Corp. (b)	3,849,716
20,474	Oil States International, Inc. *	2,018,737
56,753	Peabody Energy Corp.	927,344
50,900	Rosneft OAO - GDR	338,943
7,010	Statoil ASA - ADR	197,822
91,300	Talisman Energy, Inc.	911,174
179,537	Yancoal Australia Ltd. *	68,266
		18,819,356

Shares		Value
COMMON STOCKS (CONTINUED)
Financials: 5.6%
2,213	Alleghany Corp. *	$901,532
67,500	American International Group, Inc. (b)	3,375,675
68,100	AON Plc (b)	5,739,469
38,100	Assured Guaranty Ltd.	964,692
29,300	Bank of America Corp.	503,960
33,900	Bank of New York Mellon Corp. (The)	1,196,331
57,274	BRE Properties, Inc.	3,595,662
664,557	CapitalSource, Inc. (b)	9,695,887
19,800	CIT Group, Inc.	970,596
19,700	Citigroup, Inc.	937,720
53,341	Deutsche Wohnen AG	1,114,036
109,006	Genworth Financial, Inc. - Class A * (b)	1,932,676
27,200	Groupe Bruxelles Lambert S.A.	2,715,975
3,019	HSBC Holdings Plc - ADR	153,456
560,064	Hudson City Bancorp, Inc. (b)	5,505,429
7,010	KKR Financial Holding LLC	81,105
177,900	Oslo Bors VPS Holding ASA	2,175,198
21,700	Schroders Plc	729,057
97,980	Sterling Financial Corp. (b)	3,265,673
		45,554,129
Health Care: 3.4%
12,659	Actavis Plc *	2,605,855
17,821	ArthroCare Corp. *	858,794
3,486	Bayer AG - ADR	471,516
39,800	CareFusion Corp. *	1,600,756
16,423	Celesio AG	561,330
30,800	Covidien Plc (b)	2,268,728
8,303	Eli Lilly & Co.	488,715
89,972	Forest Laboratories, Inc. * (b)	8,301,716
3,112	GlaxoSmithKline Plc - ADR	166,274
24,777	Johnson & Johnson	2,433,845
1,737	McKesson Corp.	306,702
8,982	Pfizer, Inc.	288,502
10,586	Roche Holding AG - ADR	399,304
6,752	Sanofi - ADR	352,995
36,500	Thermo Fisher Scientific, Inc. (b)	4,388,760
245,666	Trius Therapeutics, Inc. * #	37,366
18,200	WellPoint, Inc.	1,811,809
		27,342,967
Industrials: 1.8%
58,919	American Airlines Group, Inc. *	2,156,435
70,415	DigitalGlobe, Inc. *	2,042,739
72,322	Foster Wheeler AG *	2,344,679
54,525	Ingersoll-Rand Plc	3,121,011
6,300	Jardine Matheson Holdings Ltd.	390,600
21,900	Jardine Strategic Holdings Ltd.	788,072
30,200	Joy Global, Inc.	1,751,600
2,576	MAN SE	328,266
29,600	Meggitt Plc	236,848
12,324	Mitsubishi Corp. - ADR	457,467
1,730	Mitsui & Co. Ltd. - ADR	487,981
1,301	Siemens - AG - ADR	175,830
17,500	Sound Holding FP Luxembourg * #	274,200
		14,555,728

Shares		Value
COMMON STOCKS (CONTINUED)
Information Technology: 6.3%
244,421	Accelrys, Inc. *	$3,045,486
27,800	Analog Devices, Inc.	1,477,292
79,000	ARRIS Group, Inc. *	2,226,220
57,809	ATMI, Inc. *	1,966,084
1,584	Canon, Inc. - ADR	49,199
28,700	Check Point Software Technologies Ltd. *	1,940,981
98,900	Cisco Systems, Inc. (b)	2,216,349
10,605	EMC Corp.	290,683
23,227	Entegris, Inc. *	281,279
2,246	Google, Inc. - Class A * (b)	2,503,190
63,200	Intel Corp. (b)	1,631,192
76,607	Juniper Networks, Inc. *	1,973,396
2,902	KLA-Tencor Corp.	200,644
700,224	LSI Corp. (b)	7,751,480
173,100	Microsoft Corp. (b)	7,095,369
160,200	Oracle Corp. (b)	6,553,782
23,400	QUALCOMM, Inc.	1,845,324
13,889	Symantec Corp.	277,363
18,900	TE Connectivity Ltd.	1,137,969
4,092	Texas Instruments, Inc.	192,938
38,610	TIBCO Software, Inc. *	784,555
59,187	Tokyo Electron Ltd.	3,710,573
189,188	Xyratex Ltd.	2,504,849
		51,656,197
Materials: 1.5%
220,500	Alcoa, Inc.	2,837,835
82,187	Augusta Resource Corp. *	255,022
710,698	AZ Electronic Materials S.A.	4,773,110
14,248	Dow Chemical Co. (The)	692,310
11,391	Louisiana-Pacific Corp. *	192,166
307,200	Norsk Hydro ASA	1,536,000
48,307	Owens-Illinois, Inc. *	1,634,226
3,822	Rockwood Holdings, Inc.	284,357
19,437	Stillwater Mining Co. *	287,862
7,825	Tronox Ltd. - Class A	186,000
		12,678,888
Telecommunication Services: 0.9%
8,101	AT&T, Inc.	284,102
59,029	Leap Wireless International, Inc. * #	152,295
93,966	Verizon Communications, Inc.	4,469,963
38,847	Vodafone Group Plc - ADR	1,429,958
20,912	Ziggo N.V.	929,096
		7,265,414
Utilities: 1.7%
711,836	Envestra Ltd.	742,677
1,300	NextEra Energy, Inc.	79,729
55,200	NRG Energy, Inc.	1,755,360
15,135	Tokyo Gas Co. Ltd. - ADR	309,965
180,233	UNS Energy Corp. (b)	10,819,387
		13,707,118
TOTAL COMMON STOCKS
	(cost $236,679,917)	266,633,435

Shares		Value
RIGHTS/WARRANTS: 0.0%
261,021	Cubist Pharmaceuticals, Inc.	$169,664

RIGHTS/WARRANTS: 0.0%
	(cost $577,017)	169,664

PREFERRED STOCKS: 0.8%
Energy: 0.0%
	Chesapeake Energy Corp. (a)
215	5.750%	240,934

Financials: 0.6%
	Ally Financial, Inc. (a)
879	7.000%	872,572
	Bank of America Corp.
202	7.250%	231,130
	Capital One Financial Corp.
21,430	6.000%	502,748
	iStar Financial, Inc.
8,656	4.500%	547,198
	SunTrust Banks, Inc.
35,696	5.875%	803,927
	Wells Fargo & Co.
320	7.500%	375,360
	Weyerhaeuser Co.
26,299	6.375%	1,435,926
		4,768,861
Materials: 0.1%
	ArcelorMittal
17,453	6.000%	422,417
	Cliffs Natural Resources, Inc.
24,203	7.000%	501,728
		924,145
Telecommunication Services: 0.1%
	Crown Castle International Corp.
6,110	4.500%	619,493

Utilities: 0.0%
	Dominion Resources, Inc.
1,118	6.000%	64,587
	Dominion Resources, Inc.
1,244	6.125%	71,530
		136,117
TOTAL PREFERRED STOCKS
	(cost $6,375,266)	6,689,550

EXCHANGE TRADED FUNDS: 0.3%
950	iShares S&P/TSX Capped Energy Index ETF	15,306
54,002	WisdomTree Japan Hedged Equity Fund	2,556,455
		2,571,761
TOTAL EXCHANGE TRADED FUNDS
	(cost $2,643,775)	2,571,761

Principal Amount^		Value
ASSET BACKED SECURITIES: 3.1%
	Ally Master Owner Trust
$1,330,000	Series 2014-2-A
	0.526%, 01/16/2018	$1,330,541
	American Express Credit Account Master Trust
345,000	Series 2013-1-A
	0.575%, 02/16/2021	346,847
250,000	Series 2013-3-A
	0.980%, 05/15/2019	249,733
	AmeriCredit Automobile Receivables Trust
252,000	Series 2013-4-D
	3.310%, 10/08/2019	260,275
	Bank of America Credit Card Trust
310,000	Series 2014-A1-A
	0.535%, 06/15/2021	310,810
	Capital One Multi-Asset Execution Trust
425,000	Series 2013-A3-A3
	0.960%, 09/16/2019	423,662
	Chase Issuance Trust
500,000	Series 2014-A3-A3
	0.353%, 05/15/2018	500,000
850,000	Series 2013-A8-A8
	1.010%, 10/15/2018	850,079
	Citibank Credit Card Issuance Trust
430,000	Series 2013-A6-A6
	1.320%, 09/07/2018	433,730
960,000	Series 2013-A7-A7
	0.584%, 09/10/2020	964,255
850,000	Series 2013-A10-A10
	0.730%, 02/07/2018	851,609
490,000	Series 2014-A2-A2
	1.020%, 02/22/2019	487,828
475,000	Series 2014-A3-A3
	0.356%, 05/09/2018	475,207
	CSAB Mortgage Backed Trust
1,857,684	Series 2006-2-A6B
	5.700%, 09/25/2036	677,732
	Ford Credit Auto Owner Trust
467,009	Series 2013-C-A2
	0.550%, 04/15/2016	467,438
	GSAA Home Equity Trust
947,962	Series 2006-10-AF5
	6.448%, 06/25/2036	554,582
	Honda Auto Receivables Owner Trust
715,000	Series 2013-4-A3
	0.690%, 09/18/2017	716,151
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5
	5.356%, 11/25/2036	969,945
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A
	5.760%, 11/25/2035	1,772,286
2,524,579	Series 2006-8-3A3
	5.918%, 06/25/2036	2,205,508

Principal Amount^		Value
ASSET BACKED SECURITIES (CONTINUED)
	Long Beach Mortgage Loan Trust
$351,409	Series 2005-WL2-M1
	0.624%, 08/25/2035	$342,222
	Nissan Auto Receivables Owner Trust
451,117	Series 2013-B-A2
	0.520%, 04/15/2016	451,437
630,000	Series 2013-C-A3
	0.670%, 08/15/2018	631,142
	Residential Asset Mortgage Products, Inc.
352,122	Series 2006-RS5-A3
	0.324%, 09/25/2036	336,370
	Residential Asset Securities Corp.
642,908	Series 2006-EMX2-A2
	0.354%, 02/25/2036	630,696
2,208,951	Series 2006-EMX6-A3
	0.304%, 07/25/2036	1,917,071
763,018	Series 2007-KS4-A2
	0.334%, 05/25/2037	740,550
	Rise Ltd.
497,396	4.750%, 02/12/2039 #	504,857
	Sierra Timeshare Receivables Funding LLC
59,724	Series 2012-1A-A
	2.840%, 11/20/2028 (a)	61,076
272,733	Series 2013-1A-A
	1.590%, 11/20/2029 (a)	273,894
730,710	Series 2013-3A-A
	2.200%, 10/20/2030 (a)	733,943
	Springleaf Funding Trust
305,000	Series 2014-AA-A
	2.410%, 12/15/2022 (a)	304,251
	TAL Advantage V LLC
483,333	Series 2013-2A-A
	3.550%, 11/20/2038 (a)	485,707
	Terwin Mortgage Trust
2,459,824	Series 2006-3-2A2
	0.364%, 04/25/2037 (a)	1,925,303
	USAA Auto Owner Trust
205,000	Series 2012-1-A4
	0.570%, 08/15/2017	205,392
	VOLT NPX X LLC
364,988	Series 2013-NPL4-A1
	3.960%, 11/25/2053 (a)	367,497
	World Financial Network Credit Card Master Trust
305,000	Series 2014-A-A
	0.535%, 12/15/2019	305,172

TOTAL ASSET BACKED SECURITIES
	(cost $23,337,885)	25,064,798

Principal Amount^		Value
BANK LOANS: 4.3%
	Acosta, Inc.
$94,525	4.250%, 03/03/2018 (2)	$95,057
	Activision Blizzard, Inc.
127,125	3.250%, 10/12/2020 (2)	127,284
	Affinion Group, Inc.
308,758	6.750%, 10/09/2016 (2)	304,853
175,000	Akorn, Inc. (1)	177,078
	Alcatel-Lucent USA, Inc.
1,071,496	4.500%, 01/30/2019 (2)	1,078,445
	Allflex Holdings III, Inc.
114,425	4.250%, 07/18/2020 (2)	114,890
	American Beacon Advisors, Inc.
324,188	4.750%, 11/22/2019 (2)	327,429
126,322	American Tire Distributors, Inc. (1)	127,269
	Amneal Pharmaceuticals LLC
293,525	5.750%, 11/01/2019 (2)	295,359
	AmWINS Group, Inc.
158,001	5.000%, 9/6/2019 (2)	159,335
	Aptean, Inc.
460,000	5.250%, 02/26/2020 (2)	462,875
	ARAMARK Corp.
415,000	3.250%, 02/21/2021 (2)	411,628
65,000	Ardagh Packaging Finance Plc (1)	65,122
	Ardagh Packaging Finance Plc
84,788	4.250%, 12/17/2019 (2)	85,304
	Arysta LifeScience SPC LLC
188,575	4.500%, 05/30/2020 (2)	189,243
	Ascend Performance Materials LLC
377,593	6.750%, 04/10/2018 (2)	371,929
	Asurion LLC
366,811	5.000%, 05/24/2019 (2)	368,234
109,175	4.250%, 07/08/2020 (2)	108,960
	AVSC Holdings Corp.
155,000	4.500%, 01/24/2021 (2)	156,138
	Axalta Coating System U.S. Holding, Inc.
241,171	4.000%, 02/01/2020 (2)	241,691
	Bennu Oil & Gas LLC
1,745,106	10.250%, 11/01/2018 (2)	1,772,739
	Big Heart Pet Brands
805,000	3.500%, 03/08/2020 (2)	803,998
	Blackboard, Inc.
294,738	4.750%, 10/04/2018 (2)	297,538
	BMC Software Finance, Inc.
342,779	5.000%, 09/10/2020 (2)	343,819
171,103	5.000%, 09/10/2020 (2)	171,332
	Boyd Gaming Corp.
149,250	4.000%, 08/14/2020 (2)	149,604
	Brand Energy & Infrastructure Services, Inc.
418,716	4.750%, 11/26/2020 (2)	420,914
	Brasa Holdings, Inc.
64,286	11.000%, 01/13/2020 (2)	65,089
	Brickman Group Holdings, Inc.
149,625	4.000%, 12/18/2020 (2)	150,104

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Calpine Construction Finance Co. LP
$223,313	3.000%, 05/03/2020 (2)	$220,019
	Calpine Corp.
88,650	4.000%, 10/09/2019 (2)	89,031
59,850	4.000%, 10/30/2020 (2)	60,135
	Catalina Marketing Corp.
313,425	5.250%, 10/11/2020 (2)	313,751
	Chemtura Corp.
53,517	3.500%, 08/27/2016 (2)	53,986
	Chrysler Group LLC
475,115	3.500%, 05/24/2017 (2)	475,758
	Cincinnati Bell, Inc.
169,150	4.000%, 09/10/2020 (2)	169,538
	Community Health Systems, Inc.
89,118	4.250%, 01/22/2021 (2)	89,983
	Connolly LLC
74,813	5.000%, 01/29/2021 (2)	75,686
	Cooper Gay Swett & Crawford Ltd.
333,321	5.000%, 04/16/2020 (2)	334,154
130,000	8.250%, 10/16/2020 (2)	127,075
	Crosby U.S. Acquisition Corp.
299,250	4.000%, 11/18/2020 (2)	298,128
	Crown Castle Operating Co.
377,152	3.250%, 01/31/2019 (2)	377,408
	CSC Holdings LLC
417,049	2.653%, 04/17/2020 (2)	412,620
	Cumulus Media Holdings, Inc.
129,619	4.250%, 12/19/2020 (2)	130,389
	Dealertrack Technologies, Inc.
153,708	3.500%, 02/24/2021 (2)	154,605
	Del Monte Foods, Inc.
150,000	4.250%, 02/18/2021 (2)	150,655
	Dell, Inc.
354,113	4.500%, 04/29/2020 (2)	352,305
	Drew Marine Partners LP
20,755	4.500%, 11/19/2020 (2)	20,911
	DS Waters America, Inc.
318,400	5.250%, 08/30/2020 (2)	324,171
	Duff & Phelps Investment Management Co.
143,913	4.500%, 04/23/2020 (2)	144,790
	Energy Transfer Equity LP
250,000	3.250%, 12/02/2019 (2)	249,770
205,000	Entegris, Inc. (1)	205,000
	Fieldwood Energy LLC
149,250	3.875%, 09/30/2018 (2)	149,663
	Filtration Group Corp.
119,700	4.500%, 11/21/2020 (2)	120,673
	Flying Fortress, Inc.
145,000	3.500%, 06/30/2017 (2)	145,060
	FPC Holdings, Inc.
103,474	5.250%, 11/19/2019 (2)	102,491

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Garda World Security Corp.
$37,997	4.000%, 11/08/2020 (2)	$38,140
148,535	4.000%, 11/08/2020 (2)	149,092
	Gardner Denver, Inc.
328,350	4.250%, 07/30/2020 (2)	328,760
	Generac Power Systems, Inc.
333,325	3.500%, 05/31/2020 (2)	334,117
	Getty Images, Inc.
167,875	4.750%, 10/18/2019 (2)	161,335
525,000	Grifols Worldwide Operations USA, Inc. (1)	525,357
	Grosvenor Capital Management Holdings, LLP
164,588	3.750%, 01/04/2021 (2)	164,074
	Harbor Freight Tools USA, Inc.
74,625	4.750%, 07/26/2019 (2)	75,512
	HarbourVest Partners LLC
99,944	3.250%, 02/04/2021 (2)	99,444
	Harland Clarke Holdings Corp.
244,209	5.484%, 06/30/2017 (2)	244,514
	Hilton Worldwide Finance LLC
320,352	3.750%, 10/26/2020 (2)	321,240
	Hostess Brands, Inc.
210,000	6.750%, 04/09/2020 (2)	218,663
	Hudson's Bay Co.
189,625	4.750%, 11/04/2020 (2)	192,422
350,000	Huntsman International, LLC (1)	350,963
491,000	IMG Worldwide, Inc. (1)	488,854
	IMS Health, Inc.
155,000	3.750%, 03/17/2021 (2)	154,959
	Infor (U.S.), Inc.
435,153	3.750%, 06/03/2020 (2)	434,429
	Inmar, Inc.
357,761	4.250%, 01/27/2021 (2)	355,749
	Integra Telecom Holdings, Inc.
54,450	5.250%, 02/22/2019 (2)	54,829
	International Lease Finance Corp.
490,000	3.500%, 02/13/2021 (2)	491,225
183,333	iQor US, Inc. (1)	178,750
195,000	J Crew Group, Inc. (1)	194,854
	J Crew Group, Inc.
165,000	4.000%, 03/05/2021 (2)	164,876
	Jarden Corp.
129,350	2.903%, 09/30/2020 (2)	129,552
	Kasima, LLC
230,000	3.250%, 05/17/2021 (2)	228,850
150,000	La Quinta Intermediate Holdings LLC (1)	150,329
	Las Vegas Sands LLC
363,384	3.250%, 12/18/2020 (2)	363,350
	Level 3 Financing, Inc.
60,581	4.000%, 08/01/2019 (2)	60,831
263,721	4.000%, 01/15/2020 (2)	264,578

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Light Tower Fiber LLC
$299,949	4.000%, 04/11/2020 (2)	$298,639
	MacDermid, Inc.
138,950	4.000%, 06/07/2020 (2)	139,488
	Mallinckrodt International Finance S.A.
300,000	3.500%, 03/19/2021 (2)	300,470
	Metal Services LLC
192,678	6.000%, 06/30/2017 (2)	194,283
	Microsemi Corp.
283,577	3.500%, 02/19/2020 (2)	284,002
	Mirror BidCo Corp.
76,150	4.250%, 12/27/2019 (2)	76,436
	Murray Energy Corp.
222,662	5.250%, 12/05/2019 (2)	224,889
	National Mentor Holdings, Inc.
129,944	4.750%, 01/27/2021 (2)	130,980
	Navistar International Corp.
145,000	5.750%, 08/17/2017 (2)	147,658
	Nexeo Solutions LLC
87,549	5.000%, 09/08/2017 (2)	87,823
331,979	5.000%, 09/08/2017 (2)	333,017
190,000	Nine West Holdings, Inc. (1)	191,188
	NRG Energy, Inc.
336,600	2.750%, 07/02/2018 (2)	334,062
	Nuance Communications, Inc.
124,373	2.910%, 08/07/2019 (2)	123,363
	NXP B.V.
199,000	3.750%, 01/11/2020 (2)	198,652
	Oberthur Technologies Holding S.A.S.
134,663	4.500%, 10/18/2019 (2)	136,037
	OCI Beaumont LLC
81,753	6.250%, 08/20/2019 (2)	82,775
	Open Text Corp.
254,363	3.250%, 01/16/2021 (2)	254,813
	Pacific Drilling S.A.
168,725	4.500%, 06/04/2018 (2)	169,632
	Pacific Industrial Services, Inc.
243,775	5.000%, 10/02/2018 (2)	247,546
	Patheon, Inc.
230,000	4.250%, 03/11/2021 (2)	229,200
	Peabody Energy Corp.
278,600	4.250%, 09/24/2020 (2)	279,771
	PharMEDium Healthcare Corp.
123,788	4.250%, 01/28/2021 (2)	124,175
227,871	Pinnacle Foods Finance LLC (1)	227,081
	Pinnacle Holdco S.A.R.L.
75,000	10.500%, 07/24/2020 (2)	76,250
	Pinnacle Operating Corp. (1)
123,131	4.750%, 11/15/2018 (2)	123,593
238,423	Planet Fitness Holdings LLC (1)	239,019
	Power Buyer, LLC
4,950	3.250%, 05/06/2020 (2)	4,938
54,588	4.250%, 05/06/2020 (2)	54,451

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Quikrete Co., Inc.
$134,325	4.000%, 09/26/2020 (2)	$134,786
	Quintiles Transnational Corp.
344,648	3.750%, 06/08/2018 (2)	345,251
	Realogy Corp.
54,863	3.750%, 03/05/2020 (2)	55,137
	Reddy Ice Corp.
169,146	6.750%, 05/01/2019 (2)	168,300
	Renaissance Learning, Inc.
398,000	6.250%, 10/16/2020 (2)	399,741
	Rocket Software, Inc.
120,000	10.250%, 02/08/2019 (2)	120,800
	Salix Pharmaceuticals Ltd.
211,901	4.250%, 01/02/2020 (2)	214,209
	SBA Senior Finance II LLC
205,000	3.250%, 03/24/2021 (2)	204,580
	Sedgwick, Inc.
463,576	3.750%, 03/01/2021 (2)	459,471
	Sequa Corp.
93,813	5.250%, 06/19/2017 (2)	92,151
	Serta Simmons Holdings LLC
80,845	4.250%, 10/01/2019 (2)	81,271
	Silver II U.S. Holdings LLC
699,452	4.000%, 12/13/2019 (2)	698,907
	Sinclair Broadcast Group, Inc.
422,868	3.000%, 04/09/2020 (2)	417,849
	Spin Holdco, Inc.
74,625	4.250%, 11/14/2019 (2)	74,728
	Springer Science & Business Media Deutschland GmbH
329,049	5.000%, 08/14/2020 (2)	330,077
	Sprouts Farmers Markets Holdings LLC
121,404	4.000%, 04/23/2020 (2)	121,594
	SRAM LLC
281,735	4.000%, 04/10/2020 (2)	281,207
	SS&C Technologies, Inc.
187,864	3.250%, 06/08/2019 (2)	188,245
19,434	3.250%, 06/08/2019 (2)	19,474
	Stallion Oilfield Services, Inc.
72,719	8.000%, 06/19/2018 (2)	74,492
	SunGard Data Systems, Inc.
108,961	4.000%, 03/08/2020 (2)	109,489
	Taminco Global Chemical Corp.
189,525	3.250%, 02/15/2019 (2)	189,359
	Tata Chemicals North America, Inc.
79,400	3.750%, 08/07/2020 (2)	79,896
	Tempur-Pedic International, Inc.
330,045	3.500%, 03/18/2020 (2)	329,274
312,287	The Talbots, Inc. (1)	312,677
	TMS International Corp.
423,938	4.500%, 10/16/2020 (2)	425,527

Principal Amount^		Value
BANK LOANS (CONTINUED)
	TNT Crane & Rigging, Inc.
$336,612	5.500%, 11/27/2020 (2)	$341,241
	TransDigm, Inc.
79,397	3.750%, 02/28/2020 (2)	79,546
	Tribune Co.
369,075	4.000%, 12/27/2020 (2)	369,491
	TriZetto Group, Inc.
186,197	4.750%, 05/02/2018 (2)	186,042
40,000	8.500%, 03/28/2019 (2)	40,300
	Univar, Inc.
362,197	5.000%, 06/30/2017 (2)	361,719
	Verint Systems, Inc.
250,000	3.500%, 09/06/2019 (2)	249,968
	Virgin Media Investment Holdings Ltd.
340,000	3.500%, 06/07/2020 (2)	339,560
	Virtuoso U.S. LLC
112,002	4.750%, 02/11/2021 (2)	112,795
	WESCO Distribution, Inc.
12,482	3.750%, 12/12/2019 (2)	12,552
	Wilsonart International Holding LLC
331,320	4.000%, 10/31/2019 (2)	331,217
	ZAYO Group LLC
118,196	4.000%, 07/02/2019 (2)	118,447

TOTAL BANK LOANS
	(cost $35,233,347)	35,496,264

Principal Amount^		Value
CONVERTIBLE BONDS: 1.4%
Consumer Discretionary: 0.2%
	Ford Motor Co.
420,000	4.250%, 11/15/2016	762,563
	priceline.com, Inc.
181,000	1.000%, 03/15/2018	257,133
511,000	0.350%, 06/15/2020 (a)	605,854
	YPG Financing, Inc.
43,402 (CAD)	8.000%, 11/30/2022	52,327
		1,677,877
Energy: 0.1%
	Chesapeake Energy Corp.
45,000	2.750%, 11/15/2035	47,109
223,000	2.500%, 05/15/2037	228,018
	Hornbeck Offshore Services, Inc.
285,000	1.500%, 09/01/2019	325,078
	Peabody Energy Corp.
580,000	4.750%, 12/15/2041	471,975
		1,072,180

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Health Care: 0.2%
	BioMarin Pharmaceutical, Inc.
$57,000	0.750%, 10/15/2018	$62,736
114,000	1.500%, 10/15/2020	127,110
	Gilead Sciences, Inc.
260,000	1.625%, 05/01/2016	809,250
	Hologic, Inc.
415,000	2.000%, 03/01/2042	425,116
	Mylan, Inc.
105,000	3.750%, 09/15/2015	386,466
		1,810,678
Industrials: 0.1%
	Navistar International Corp.
735,000	3.000%, 10/15/2014	749,241

Information Technology: 0.6%
	Ciena Corp.
230,000	3.750%, 10/15/2018 (a)	323,006
	Intel Corp.
205,000	3.250%, 08/01/2039	287,001
	InterDigital, Inc.
1,566,000	2.500%, 03/15/2016	1,629,620
	Micron Technology, Inc.
65,000	2.375%, 05/01/2032	163,678
50,000	3.125%, 05/01/2032	124,406
	Nortel Networks Corp.
770,000	2.125%, 04/15/2014	791,656
	Novellus Systems, Inc.
135,000	2.625%, 05/15/2041	231,103
	Nuance Communications, Inc.
245,000	2.750%, 11/01/2031	246,684
	SanDisk Corp.
225,000	1.500%, 08/15/2017	371,109
	Xilinx, Inc.
165,000	2.625%, 06/15/2017	310,200
		4,478,463
Materials: 0.2%
	United States Steel Corp.
1,060,000	4.000%, 05/15/2014	1,072,588
239,000	2.750%, 04/01/2019	310,849
		1,383,437
TOTAL CONVERTIBLE BONDS
	(cost $9,991,922)	11,171,876

Principal Amount^		Value
CORPORATE BONDS: 11.4%
Consumer Discretionary: 2.2%
	Allbritton Communications Co.
$3,557,000	8.000%, 05/15/2018 (b)	$3,734,850
	Ardagh Packaging Finance Plc
390,000	9.125%, 10/15/2020 (a)	436,800
	Clear Channel Worldwide Holdings, Inc.
140,000	7.625%, 03/15/2020	151,900
	Columbus International, Inc.
950,000	7.375%, 03/30/2021 (a)	979,688
	Daimler Finance North America LLC
720,000	0.918%, 08/01/2016 (a)	726,931
	Desarrolladora Homex SAB de C.V.
215,000	9.750%, 03/25/2020 (a)	24,994
	Foot Locker, Inc.
295,000	8.500%, 01/15/2022	322,348
	Ford Motor Credit Co. LLC
595,000	1.018%, 01/17/2017	598,694
	Hyundai Capital Services, Inc.
2,000,000	1.035%, 03/18/2017 (a)	2,003,774
	KB Home
410,000	7.000%, 12/15/2021	442,287
	Lear Corp.
110,000	5.375%, 03/15/2024	112,475
	LIN Television Corp.
974,000	8.375%, 04/15/2018	1,034,875
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 03/29/2049 (a)	527,800
	Nissan Motor Acceptance Corp.
810,000	0.935%, 09/26/2016 (a)	815,071
965,000	0.786%, 03/03/2017 (a)	967,377
	Reader's Digest Association, Inc. (The)
605,000	9.500%, 02/15/2017 #	242,000
	Sears Holdings Corp.
75,000	6.625%, 10/15/2018	68,625
	ServiceMaster Co.
1,880,000	7.000%, 08/15/2020	1,999,850
	Volkswagen International Finance N.V.
430,000	0.676%, 11/18/2016 (a)	430,955
	YPG Financing, Inc.
2,197,902 (CAD)	9.250%, 11/30/2018 (a)	2,077,807

		17,699,101
Consumer Staples: 0.9%
	Anheuser-Busch InBev Finance, Inc.
900,000	0.429%, 01/27/2017	899,627
	BRF - Brasil Foods S.A.
1,200,000 (BRL)	7.750%, 05/22/2018 (a)	440,770
	Coca Cola Co. (The)
950,000	0.338%, 11/01/2016	951,102
	Cosan Luxembourg S.A.
300,000 (BRL)	9.500%, 03/14/2018 (a)	115,712

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer Staples (Continued)
	Crestview DS Merger Sub II, Inc.
$262,000	10.000%, 09/01/2021 (a)	$292,130
	KeHE Distributors LLC / KeHE Finance Corp.
90,000	7.625%, 08/15/2021 (a)	96,919
	Procter & Gamble Co. (The)
430,000	0.317%, 11/04/2016	430,169
	Safeway, Inc.
157,000	6.350%, 08/15/2017	179,655
	US Foods, Inc.
3,248,000	8.500%, 06/30/2019	3,518,395
		6,924,479
Energy: 2.3%
	ATP Oil & Gas Corp.
1,119,000	11.875%, 05/01/2015	14,687
	Aurora USA Oil & Gas, Inc.
2,748,000	9.875%, 02/15/2017 (a)	3,043,409
	BP Capital Markets Plc
365,000	0.656%, 11/07/2016	366,742
	Continental Resources, Inc.
835,000	5.000%, 09/15/2022	877,794
	Exxon Mobil Corp.
995,000	0.275%, 03/15/2017	996,017
	First Wind Capital LLC
2,009,000	10.250%, 06/01/2018 (a)	2,184,787
	Jones Energy Holdings LLC / Jones Energy Finance Corp.
565,000	6.750%, 04/01/2022 (a)	576,300
	Midwest Generation LLC
1,697,209	8.560%, 01/02/2016	1,926,332
	Newfield Exploration Co.
2,445,000	7.125%, 05/15/2018	2,524,462
	OGX Austria GmBH
795,000	8.500%, 06/01/2018 (a)	43,725
600,000	8.375%, 04/01/2022 (a)	30,000
	Oil States International, Inc.
1,546,000	5.125%, 01/15/2023	1,739,250
	Ottawa Holdings Pte Ltd.
820,000	5.875%, 05/16/2018 (a)	676,500
	Petrobras Global Finance B.V.
1,295,000	6.250%, 03/17/2024	1,337,426
	Petroleos de Venezuela S.A.
2,365,000	5.500%, 04/12/2037	1,235,713
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021 (a)	329,141
	Pioneer Energy Services Corp.
48,000	6.125%, 03/15/2022 (a)	48,960
	Shell International Finance B.V.
435,000	0.446%, 11/15/2016	435,740
		18,386,985

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financials: 2.3%
	450 Hayes
$12,232	9.000%, 12/19/2015 #	$12,232
	Assicurazioni Generali SpA
1,000,000 (EUR)	7.750%, 12/12/2042	1,649,928
	Banco Santander Brasil S.A.
1,820,000 (BRL)	8.000%, 03/18/2016 (a)	753,425
	Bank of America Corp.
420,000	1.279%, 01/15/2019	425,192
1,490,000	2.650%, 04/01/2019	1,496,492
	Caterpillar Financial Service Corp.
555,000	0.466%, 03/03/2017	555,087
	Causeway Square
588,000	9.000%, 10/18/2015 #	588,000
	Cemex Finance LLC
800,000	5.250%, 04/01/2021	1,122,784
	College Terrace
87,623	9.500%, 06/30/2016 #	87,623
	CPG Merger Sub LLC
314,000	8.000%, 10/01/2021 (a)	339,120
	General Electric Capital Corp.
450,000	0.472%, 01/14/2016	450,520
700,000	7.125%, 12/31/2049	799,264
	Host Hotels & Resorts LP
245,000	5.250%, 03/15/2022	267,004
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
744,000	4.875%, 03/15/2019 (a)	758,880
650,000	5.875%, 02/01/2022 (a)	661,375
	JPMorgan Chase & Co.
1,140,000 (NZD)	4.250%, 11/02/2018	947,722
	Metlife Capital Trust IV
450,000	7.875%, 12/15/2037 (a)	533,250
	NorthStar Realty Finance Corp.
2,228,000	3.000%, 09/30/2014	2,222,430
	Outlets at the Border
122,514	12.000%, 04/17/2016 #	122,514
	Rialto Holdings LLC / Rialto Corp.
1,409,000	7.000%, 12/01/2018 (a)	1,453,911
	RIM V
280,629	9.750%, 06/19/2015 #	280,629
	Royal Bank of Scotland Group Plc
1,325,000	6.125%, 12/15/2022	1,392,327
	Schahin II Finanance Co. SPV Ltd.
464,333	5.875%, 09/25/2022 (a)	448,662
	Societe Generale S.A.
900,000	5.000%, 01/17/2024 (a)	898,595
	Springleaf Finance Corp.
287,000	5.750%, 09/15/2016	305,296
	Textron Financial Corp.
725,000	6.000%, 02/15/2067 (a)	654,313
		19,226,575

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Health Care: 0.4%
	Baxter International, Inc.
$1,300,000	0.406%, 12/11/2014	$1,301,656
	BioScrip, Inc.
375,000	8.875%, 02/15/2021 (a)	391,406
	Catamaran Corp.
280,000	4.750%, 03/15/2021	284,550
	Community Health Systems, Inc.
360,000	6.875%, 02/01/2022 (a)	378,000
	HCA, Inc.
440,000	5.000%, 03/15/2024	441,925
	Johnson & Johnson
415,000	0.303%, 11/28/2016	415,718
	WellCare Health Plans, Inc.
355,000	5.750%, 11/15/2020	374,525
		3,587,780
Industrials: 0.8%
	Alfa S.A.B. de C.V.
400,000	6.875%, 03/25/2044 (a)	412,500
	American Airlines 2013-2 Class C Pass Through Trust
345,000	6.000%, 01/15/2017 (a)	349,344
	Canadian National Railway Co.
590,000	0.437%, 11/06/2015	590,238
	International Lease Finance Corp.
225,000	6.750%, 09/01/2016 (a)	251,438
	Maxim Crane Works LP / Maxim Finance Corp.
2,021,000	12.250%, 04/15/2015 (a)	2,028,234
	Meccanica Holdings USA, Inc.
901,000	6.250%, 01/15/2040 (a)	819,910
	Odebrecht Finance Ltd.
300,000 (BRL)	8.250%, 04/25/2018 (a)	111,722
	OSX 3 Leasing B.V.
1,178,000	9.250%, 03/20/2015 (a)	1,270,768
	Rockwell Collins, Inc.
115,000	0.583%, 12/15/2016	115,140
	United Airlines 2014-1 Class B Pass Through Trust
135,000	4.750%, 04/11/2022	135,926
	Virgin Australia 2013-1B Trust
350,000	6.000%, 10/23/2020 (a)	360,500
		6,445,720
Information Technology: 0.5%
	Blackboard, Inc.
845,000	7.750%, 11/15/2019 (a)	889,363
	Cisco Systems, Inc.
955,000	0.516%, 03/03/2017	957,623
	iGATE Corp.
465,000	4.750%, 04/15/2019 (a)	469,069
	Jabil Circuit, Inc.
585,000	4.700%, 09/15/2022	581,344
	Nortel Networks Ltd.
812,000	10.750%, 07/15/2016	971,354
		3,868,753

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Materials: 0.7%
	Allegheny Technologies, Inc.
$180,000	5.950%, 01/15/2021	$184,971
	Ashland, Inc.
410,000	6.500%, 06/30/2029	160,200
	BlueLine Rental Finance Corp.
69,000	7.000%, 02/01/2019 (a)	73,140
	Monsanto Co.
410,000	0.436%, 11/07/2016	410,902
	Texas Industries, Inc.
340,000	9.250%, 08/15/2020	4,578,520
		5,407,733
Telecommunication Services: 0.8%
	Cricket Communications, Inc.
2,009,000	7.750%, 10/15/2020	2,299,802
	Oi S.A.
605,000 (BRL)	9.750%, 09/15/2016 (a)	243,411
	Sprint Communications, Inc.
667,000	9.250%, 04/15/2022	810,405
	Telecom Italia Capital S.A.
65,000	6.375%, 11/15/2033	63,863
245,000	6.000%, 09/30/2034	229,688
90,000	7.200%, 07/18/2036	92,025
65,000	7.721%, 06/04/2038	69,875
	Verizon Communications, Inc.
2,000,000	4.150%, 03/15/2024	2,036,020
	Virgin Media Secured Finance Plc
500,000	5.500%, 01/15/2025 (a)	507,500
		6,352,589
Utilities: 0.5%
	AES Corp.
50,000	5.500%, 03/15/2024	49,750
	Cia de Eletricidade do Estado da Bahia
500,000 (BRL)	11.750%, 04/27/2016 (a)	212,250
	Copano Energy LLC / Copano Energy Finance Corp.
1,330,000	7.125%, 04/01/2021	1,512,165
	Duke Energy Progress, Inc.
465,000	0.435%, 03/06/2017	464,938
	Enel SpA
1,705,000	8.750%, 09/24/2073 (a)	1,917,442
	Southern California Edison Co.
432,000	0.283%, 10/01/2014	432,096
		4,588,641
TOTAL CORPORATE BONDS
	(cost $93,608,889)	92,488,356

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Materials: 0.7%
	Allegheny Technologies, Inc.
$180,000	5.950%, 01/15/2021	$184,971
	Ashland, Inc.
410,000	6.500%, 06/30/2029	160,200
	BlueLine Rental Finance Corp.
69,000	7.000%, 02/01/2019 (a)	73,140
	Monsanto Co.
410,000	0.436%, 11/07/2016	410,902
	Texas Industries, Inc.
340,000	9.250%, 08/15/2020	4,578,520
		5,407,733
Telecommunication Services: 0.8%
	Cricket Communications, Inc.
2,009,000	7.750%, 10/15/2020	2,299,802
	Oi S.A.
605,000 (BRL)	9.750%, 09/15/2016 (a)	243,411
	Sprint Communications, Inc.
667,000	9.250%, 04/15/2022	810,405
	Telecom Italia Capital S.A.
65,000	6.375%, 11/15/2033	63,863
245,000	6.000%, 09/30/2034	229,688
90,000	7.200%, 07/18/2036	92,025
65,000	7.721%, 06/04/2038	69,875
	Verizon Communications, Inc.
2,000,000	4.150%, 03/15/2024	2,036,020
	Virgin Media Secured Finance Plc
500,000	5.500%, 01/15/2025 (a)	507,500
		6,352,589
Utilities: 0.5%
	AES Corp.
50,000	5.500%, 03/15/2024	49,750
	Cia de Eletricidade do Estado da Bahia
500,000 (BRL)	11.750%, 04/27/2016 (a)	212,250
	Copano Energy LLC / Copano Energy Finance Corp.
1,330,000	7.125%, 04/01/2021	1,512,165
	Duke Energy Progress, Inc.
465,000	0.435%, 03/06/2017	464,938
	Enel SpA
1,705,000	8.750%, 09/24/2073 (a)	1,917,442
	Southern California Edison Co.
432,000	0.283%, 10/01/2014	432,096
		4,588,641
TOTAL CORPORATE BONDS
	(cost $93,608,889)	92,488,356

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE: 2.6%
	Brazilian Government International Bond
$ 1,480,000 (BRL)	8.500%, 01/05/2024	$618,416
	Hungary Government Bond
422500000 (HUF)	5.500%, 12/22/2016	1,966,966
	Mexican Bonos
6,850,000 (MXN)	7.250%, 12/15/2016	565,591
11,500,000 (MXN)	7.750%, 12/14/2017	972,649
20,300,000 (MXN)	8.500%, 12/13/2018	1,775,705
64,250,000 (MXN)	6.500%, 06/10/2021	5,156,366
15,000,000 (MXN)	6.500%, 06/09/2022	1,186,721
40,000,000 (MXN)	7.750%, 11/13/2042	3,285,637
		12,942,669
	United States Treasury Bond
6,000,000	1.625%, 11/15/2022	5,553,283
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE
	(cost $21,159,214)	21,081,334

LIMITED PARTNERSHIPS: 0.1%
0.30% Partnership	U.S. Farming Realty Trust II, LP #	707,594
Interest

TOTAL LIMITED PARTNERSHIPS
	(cost $674,669)	707,594

Principal Amount^		Value
MORTGAGE BACKED SECURITIES: 24.2%
	Adjustable Rate Mortgage Trust
$149,742	Series 2004-4-3A1, 2.685%, 03/25/2035	$142,344
174,617	Series 2004-5-5A1, 2.556%, 04/25/2035	170,504
321,704	Series 2004-5-6A1, 2.617%, 04/25/2035	318,735
3,000,000	Series 2005-2-6M2, 1.134%, 06/25/2035	2,627,490
808,323	Series 2006-1-2A1, 2.990%, 03/25/2036	622,160
	Banc of America Alternative Loan Trust
217,967	Series 2003-8-1CB1, 5.500%, 10/25/2033	225,751
207,506	Series 2003-10-1A1, 5.500%, 12/25/2033	214,591
285,467	Series 2003-10-3A1, 5.500%, 12/25/2033	294,223
1,223,259	Series 2006-7-A4, 5.998%, 10/25/2036	918,548
	Banc of America Funding Corp.
269,542	Series 2004-B-4A2, 2.580%, 11/20/2034	257,754
133,626	Series 2005-5-1A1, 5.500%, 09/25/2035	140,686
236,955	Series 2005-7-3A1, 5.750%, 11/25/2035	244,302
1,116,592	Series 2006-A-4A1, 2.754%, 02/20/2036	933,119
1,482,354	Series 2006-B-7A1, 6.053%, 03/20/2036	1,405,273
590,626	Series 2006-6-1A2, 6.250%, 08/25/2036	587,214
2,446,436	Series 2006-7-T2A3, 5.695%, 10/25/2036	1,920,741
121,837	Series 2008-R4-1A4, 0.604%, 07/25/2037 (a)	77,986
1,753,900	Series 2010-R9-3A3, 5.500%, 12/26/2035 (a)	1,384,512
	Banc of America Mortgage Trust
86,166	Series 2005-A-2A1, 2.725%, 02/25/2035	86,362
	BCAP LLC Trust
3,369,000	Series 2010-RR12-1A7, 2.197%, 06/26/2037 (a)	3,208,595
718,308	Series 2010-RR6-6A2, 5.750%, 07/26/2037 (a)	667,533
4,159,841	Series 2011-R11-2A4, 5.500%, 12/26/2035 (a)	2,475,730

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	Bear Stearns Adjustable Rate Mortgage Trust
$200,607	Series 2004-9-12A3, 2.860%, 11/25/2034	$198,320
7,512	Series 2004-10-11A1, 2.686%, 01/25/2035	7,399
197,692	Series 2005-12-11A1, 2.574%, 02/25/2036	157,726
	Bear Stearns Asset Backed Securities Trust
975,400	Series 2006-AC1-1A1, 5.750%, 02/25/2036	821,111
	Bear Stearns Commercial Mortgage Securities Trust
110,000	Series 2003-PWR2-E, 6.553%, 05/11/2039 (a)	113,147
	Chase Mortgage Finance Trust
280,852	Series 2007-A1-3A1, 2.646%, 02/25/2037	277,485
3,524,163	Series 2007-S3-1A15, 6.000%, 05/25/2037	3,222,745
	ChaseFlex Trust
2,779,723	Series 2007-3-2A1, 0.454%, 07/25/2037	2,117,404
	Citicorp Mortgage Securities Trust
120,530	Series 2006-4-1A2, 6.000%, 08/25/2036	123,709
	Citigroup Commercial Mortgage Trust
320,000	Series 2013-375P-D, 3.518%, 05/10/2035 (a)	295,011
	Citigroup Mortgage Loan Trust, Inc.
118,548	Series 2005-2-1A4, 2.619%, 05/25/2035	114,820
602,126	Series 2005-5-2A2, 5.750%, 08/25/2035	496,327
396,050	Series 2005-11-A2A, 2.510%, 10/25/2035	392,410
1,600,000	Series 2009-6-8A2, 6.000%, 08/25/2022 (a)	1,604,768
	Citimortgage Alternative Loan Trust
75,466	Series 2006-A3-1A7, 6.000%, 07/25/2036	67,907
396,102	Series 2006-A4-1A1, 6.000%, 09/25/2036	347,539
764,451	Series 2006-A5-1A13, 0.604%, 10/25/2036	529,388
752,293	Series 2006-A5-1A2, 6.396%, 10/25/2036	164,024
1,320,638	Series 2007-A4-1A13, 5.750%, 04/25/2037	1,149,536
676,208	Series 2007-A4-1A6, 5.750%, 04/25/2037	588,606
310,956	Series 2007-A6-1A11, 6.000%, 06/25/2037	265,310
181,278	Series 2007-A6-1A3, 6.000%, 06/25/2037	154,668
259,661	Series 2007-A8-A1, 6.000%, 10/25/2037	227,395
	Cobalt Commercial Mortgage Trust
300,000	Series 2006-C1-AM, 5.254%, 08/15/2048	309,035
	Countrywide Alternative Loan Trust
310,852	Series 2003-4CB-1A1, 5.750%, 04/25/2033	324,906
133,699	Series 2003-9T1-A7, 5.500%, 07/25/2033	136,814
155,073	Series 2003-20CB-2A1, 5.750%, 10/25/2033	163,971
138,541	Series 2004-J3-1A1, 5.500%, 04/25/2034	145,618
1,817,231	Series 2004-13CB-A4, 0.010%, 07/25/2034	1,479,050
155,182	Series 2004-14T2-A11, 5.500%, 08/25/2034	162,331
559,935	Series 2004-27CB-A1, 6.000%, 12/25/2034	555,190
370,364	Series 2005-J1-2A1, 5.500%, 02/25/2025	378,618
103,819	Series 2005-14-2A1, 0.364%, 05/25/2035	87,467
552,480	Series 2006-J1-2A1, 7.000%, 02/25/2036	243,175
122,280	Series 2006-J4-1A3, 6.250%, 07/25/2036	84,103
133,000	Series 2006-4CB-2A2, 5.500%, 04/25/2036	123,789
945,952	Series 2006-31CB-A7, 6.000%, 11/25/2036	811,835
133,247	Series 2007-4CB-1A7, 5.750%, 04/25/2037	120,345
469,914	Series 2007-16CB-2A1, 0.604%, 08/25/2037	277,192
136,504	Series 2007-16CB-2A2, 53.298%, 08/25/2037	317,062
894,630	Series 2007-19-1A34, 6.000%, 08/25/2037	746,788
2,462,721	Series 2007-20-A12, 6.250%, 08/25/2047	2,124,793
731,603	Series 2007-22-2A16, 6.500%, 09/25/2037	600,297
1,343,679	Series 2008-2R-2A1, 6.000%, 08/25/2037	1,086,274

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	Countrywide Home Loan Mortgage Pass-Through Trust
$199,707	Series 2003-57-A11, 5.500%, 01/25/2034	$209,731
36,088	Series 2004-HYB4-2A1, 2.501%, 09/20/2034	35,361
156,940	Series 2004-HYB8-4A1, 3.368%, 01/20/2035	154,688
175,906	Series 2005-11-4A1, 0.424%, 04/25/2035	145,424
295,178	Series 2005-21-A17, 5.500%, 10/25/2035	274,347
2,062,241	Series 2005-23-A1, 5.500%, 11/25/2035	1,949,004
1,300,463	Series 2005-HYB8-4A1, 4.399%, 12/20/2035	1,116,982
344,130	Series 2006-20-1A35, 6.000%, 02/25/2037	318,906
505,661	Series 2007-10-A5, 6.000%, 07/25/2037	461,366
2,721,207	Series 2007-13-A5, 6.000%, 08/25/2037	2,499,987
	Credit Suisse First Boston Mortgage Securities Corp.
130,639	Series 2003-AR26-7A1, 2.672%, 11/25/2033	125,997
111,141	Series 2003-AR28-4A1, 2.603%, 12/25/2033	107,563
348,007	Series 2004-AR4-3A1, 2.573%, 05/25/2034	338,904
65,628	Series 2005-1-3A4, 5.250%, 05/25/2028	66,933
198,427	Series 2005-10-5A4, 5.500%, 11/25/2035	177,991
4,194,382	Series 2005-10-10A3, 6.000%, 11/25/2035	2,903,003
	Credit Suisse Mortgage Backed Trust
1,889,058	Series 2006-6-1A10, 6.000%, 07/25/2036	1,514,492
100,747	Series 2006-8-4A1, 6.500%, 10/25/2021	84,161
1,490,058	Series 2007-1-4A1, 6.500%, 02/25/2022	1,205,266
334,418	Series 2007-2-2A5, 5.000%, 03/25/2037	328,417
1,321,610	Series 2010-7R-4A17, 6.819%, 04/26/2037 (a)	1,201,729
	Del Coronado Trust
200,000	Series 2013-HDMZ-M, 5.155%, 03/15/2018 (a)	200,560
	Deutsche Alt-A Securities, Inc.
220,723	Series 2005-3-4A4, 5.250%, 06/25/2035	226,281
181,372	Series 2005-5-1A4, 5.500%, 11/25/2035	170,105
	Deutsche Mortgage Securities, Inc.
487,383	Series 2006-PR1-3A1, 11.907%, 04/15/2036 (a)	583,762
	Extended Stay America Trust
721,000	Series 2013-ESH7-D7, 5.521%, 12/05/2031 (a)	750,023
	FDIC Trust
270,305	Series 2013-N1-A, 4.500%, 10/25/2018 (a)	275,050
	Federal Home Loan Mortgage Corp.
2,009,421	Series 3118-SD, 6.545%, 02/15/2036	383,657
1,018,534	Series 3301-MS, 5.945%, 04/15/2037	135,446
1,351,565	Series 3303-SE, 5.925%, 04/15/2037	169,498
878,517	Series 3303-SG, 5.945%, 04/15/2037	113,304
802,542	Series 3382-SB, 5.845%, 11/15/2037	92,904
1,309,692	Series 3382-SW, 6.145%, 11/15/2037	188,888
749,046	Series 3384-S, 6.235%, 11/15/2037	95,578
928,507	Series 3384-SG, 6.155%, 08/15/2036	121,487
6,333,726	Series 3404-SA, 5.845%, 01/15/2038	966,435
858,209	Series 3417-SX, 6.025%, 02/15/2038	113,580
640,036	Series 3423-GS, 5.495%, 03/15/2038	71,756
6,438,601	Series 3423-TG, 0.350%, 03/15/2038	58,083
10,369,892	Series 3435-S, 5.825%, 04/15/2038	1,483,200
571,236	Series 3445-ES, 5.845%, 05/15/2038	56,959
1,450,237	Series 3523-SM, 5.845%, 04/15/2039	168,685
759,857	Series 3560-KS, 6.245%, 11/15/2036	108,836

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
$1,131,801	Series 3598-SA, 6.195%, 11/15/2039	$144,288
3,819,769	Series 3630-AI, 1.931%, 03/15/2017	141,311
584,487	Series 3641-TB, 4.500%, 03/15/2040	627,492
898,906	Series 3646-AI, 4.500%, 06/15/2024	51,894
2,933,051	Series 3728-SV, 4.295%, 09/15/2040	303,622
999,544	Series 3758-S, 5.875%, 11/15/2040	129,575
6,933,022	Series 3770-SP, 6.345%, 11/15/2040	897,397
1,165,895	Series 3815-ST, 5.695%, 02/15/2041	133,864
1,881,447	Series 3859-SI, 6.445%, 05/15/2041	317,761
1,055,505	Series 3872-SL, 5.795%, 06/15/2041	131,543
754,095	Series 3900-SB, 5.815%, 07/15/2041	92,808
173,005	Series 3946-SM, 14.235%, 10/15/2041	170,261
1,627,448	Series 3957-DZ, 3.500%, 11/15/2041	1,527,203
1,622,715	Series 3972-AZ, 3.500%, 12/15/2041	1,472,747
4,973,276	Series 4229-MS, 7.429%, 07/15/2043	4,459,233
6,364,646	Series 4239-OU, 0.010%, 07/15/2043	3,635,424
9,848,555	Series 4302-GS, 5.995%, 02/15/2044	1,650,594
	Federal National Home Mortgage Association
713,388	Series 2003-84-PZ, 5.000%, 09/25/2033	770,547
5,404,325	Series 2005-42-SA, 6.646%, 05/25/2035	689,678
558,455	Series 2005-104-SI, 6.546%, 12/25/2033	41,082
7,057,706	Series 2006-92-LI, 6.426%, 10/25/2036	1,244,829
1,816,890	Series 2007-39-AI, 5.966%, 05/25/2037	248,887
664,835	Series 2007-57-SX, 6.466%, 10/25/2036	108,176
586,189	Series 2007-68-SA, 6.496%, 07/25/2037	78,141
351,397	Series 2008-1-CI, 6.146%, 02/25/2038	36,100
6,809,213	Series 2008-33-SA, 5.846%, 04/25/2038	1,044,012
517,227	Series 2008-56-SB, 5.906%, 07/25/2038	57,031
1,246,647	Series 2009-86-CI, 5.646%, 09/25/2036	138,636
780,269	Series 2009-87-SA, 5.846%, 11/25/2049	95,655
686,424	Series 2009-90-IB, 5.566%, 04/25/2037	72,481
543,455	Series 2009-111-SE 10/40 VAR, 6.096%, 01/25/2040	76,710
1,059,465	Series 2010-9-GS, 4.596%, 02/25/2040	98,307
966,409	Series 2010-11-SC, 4.646%, 02/25/2040	90,088
945,992	Series 2010-15-SL, 4.796%, 03/25/2040	90,658
434,601	Series 2010-115-SD, 6.446%, 11/25/2039	52,455
4,632,497	Series 2010-134-SE, 6.496%, 12/25/2025	739,719
945,352	Series 2011-5-PS, 6.246%, 11/25/2040	120,167
2,314,026	Series 2011-63-AS, 5.766%, 07/25/2041	296,496
1,116,074	Series 2011-63-ZE, 4.000%, 08/25/2038	1,173,046
6,420	Series 2011-110-LS, 9.797%, 11/25/2041	6,760
1,101,316	Series 2011-111-VZ, 4.000%, 11/25/2041	1,125,146
1,641,016	Series 2011-141-PZ, 4.000%, 01/25/2042	1,671,650
337,587	Series 2012-55-SC, 6.714%, 05/25/2042	259,728
5,045,793	Series 2012-106-SA, 6.006%, 10/25/2042	684,774
2,850,621	Series 2013-15-SC, 5.278%, 03/25/2033	2,469,688
5,787,725	Series 2013-51-HS, 5.215%, 04/25/2043	4,278,676
7,176,982	Series 2013-53-ZC, 3.000%, 06/25/2043	5,607,233
5,113,632	Series 2013-74-HZ, 3.000%, 07/25/2043	4,116,450
2,485,183	Series 2013-115-NS, 11.589%, 11/25/2043	2,551,254

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	First Horizon Alternative Mortgage Securities Trust
$2,054,727	Series 2006-FA6-1A4, 6.250%, 11/25/2036	$1,784,187
761,228	Series 2007-FA4-1A7, 6.000%, 08/25/2037	650,252
	First Horizon Mortgage Pass-Through Trust Certificates
728,195	Series 2006-1-1A10, 6.000%, 05/25/2036	718,445
	GMAC Mortgage Corporation Loan Trust
30,406	Series 2003-J7-A7, 5.000%, 11/25/2033	31,546
137,438	Series 2005-AR4-3A1, 3.108%, 07/19/2035	127,681
	Government National Mortgage Association
1,844,591	Series 2007-21-S, 6.045%, 04/16/2037	265,832
866,543	Series 2008-69-SB, 7.473%, 08/20/2038	154,974
1,042,269	Series 2009-104-SD, 6.195%, 11/16/2039	155,787
3,944,403	Series 2010-83-IO, 0.513%, 07/16/2050	124,318
586,194	Series 2010-98-IA, 5.918%, 03/20/2039	67,841
1,144,248	Series 2011-45-GZ, 4.500%, 03/20/2041	1,202,330
790,968	Series 2011-69-OC, 0.010%, 05/20/2041	670,769
2,249,102	Series 2011-89-SA, 5.293%, 06/20/2041	292,743
1,681,492	Series 2012-78-IO, 1.060%, 06/16/2052	118,691
9,249,834	Series 2012-135-IO, 1.046%, 01/16/2053	736,398
	GS Mortgage Securities Trust
200,000	Series 2007-GG10-AM, 5.819%, 08/10/2045	207,126
	GSR Mortgage Loan Trust
235,905	Series 2004-14-5A1, 2.753%, 12/25/2034	236,362
456,804	Series 2005-4F-6A1, 6.500%, 02/25/2035	464,752
2,497,716	Series 2005-9F-2A1, 6.000%, 01/25/2036	2,284,876
697,077	Series 2005-AR4-6A1, 5.215%, 07/25/2035	697,830
350,000	Series 2005-AR6-4A5, 2.679%, 09/25/2035	347,230
775,362	Series 2006-7F-3A4, 6.250%, 08/25/2036	664,499
3,857,941	Series 2006-8F-2A1, 6.000%, 09/25/2036	3,628,760
249,835	Series 2006-8F-4A17, 6.000%, 09/25/2036	214,345
	Harborview Mortgage Loan Trust
482,554	Series 2003-2-1A, 0.526%, 10/19/2033	458,709
	Hilton USA Trust
265,000	Series 2013-HLT-CFX, 3.714%, 11/05/2030 (a)	269,195
180,000	Series 2013-HLT-DFX, 4.407%, 11/05/2030 (a)	183,717
200,000	Series 2013-HLT-EFX, 4.602%, 11/05/2030 (a)	203,201
	Impac Secured Assets Trust
3,255,298	Series 2007-3-A1A, 0.264%, 09/25/2037	2,140,205
	Indymac INDA Mortgage Loan Trust
820,647	Series 2006-AR3-1A1, 2.623%, 12/25/2036	719,894
	Indymac INDX Mortgage Loan Trust
328,697	Series 2005-16IP-A1, 0.794%, 07/25/2045	300,347
	JP Morgan Alternative Loan Trust
494,196	Series 2006-A1-3A1, 2.440%, 03/25/2036	433,147
34,393	Series 2006-A1-5A1, 4.498%, 03/25/2036	27,967
	JP Morgan Chase Commercial Mortgage Securities Trust
210,000	Series 2007-LDPX-AM, 5.464%, 01/15/2049	220,076
118,687	Series 2013-JWMZ-M, 6.155%, 04/15/2018 (a)	119,838

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	JP Morgan Mortgage Trust
$333,019	Series 2005-A2-3A2, 2.424%, 04/25/2035	$333,816
142,879	Series 2005-A5-1A2, 2.858%, 08/25/2035	144,026
333,691	Series 2005-S3-1A9, 6.000%, 01/25/2036	296,302
389,635	Series 2005-S3-1A11, 6.000%, 01/25/2036	345,976
456,413	Series 2006-A7-2A4, 2.526%, 01/25/2037	406,234
367,727	Series 2007-A1-4A2, 2.736%, 07/25/2035	374,038
628,100	Series 2007-S1-1A2, 5.500%, 03/25/2022	624,802
364,411	Series 2007-S1-2A22, 5.750%, 03/25/2037	301,941
1,969,299	Series 2007-S3-1A97, 6.000%, 08/25/2037	1,763,090
1,681,204	Series 2008-R2-2A, 5.500%, 12/27/2035 (a)	1,494,283
	Lehman Mortgage Trust
54,822	Series 2006-1-3A5, 5.500%, 02/25/2036	55,355
	Lehman XS Trust
31	Series 2006-12N-A2A1, 0.304%, 08/25/2046	31
	MASTR Adjustable Rate Mortgages Trust
504,382	Series 2004-7-3A1, 2.496%, 07/25/2034	499,519
279,457	Series 2006-2-1A1, 2.702%, 04/25/2036	267,935
332,112	Series 2006-2-3A1, 2.633%, 01/25/2036	325,997
	MASTR Alternative Loans Trust
119,464	Series 2003-9-4A1. 5.250%, 11/25/2033	124,409
134,765	Series 2004-5-1A1, 5.500%, 06/25/2034	141,957
149,744	Series 2004-5-2A1, 6.000%, 06/25/2034	159,269
329,005	Series 2004-8-2A1. 6.000%, 09/25/2034	338,401
91,290	Series 2004-12-6A2, 5.250%, 12/25/2034	92,185
	Merrill Lynch Alternative Note Asset Trust
287,609	Series 2007-F1-2A7, 6.000%, 03/25/2037	210,918
189,098	Series 2007-F1-2A8, 6.000%, 03/25/2037	138,675
2,276,932	Series 2007-AF1-1AF2, 5.750%, 05/25/2037	2,158,415
	Merrill Lynch Mortgage Investors Trust
63,430	Series 2006-2-2A, 2.106%, 05/25/2036	63,811
103,374	Series 2007-1-3A, 2.572%, 01/25/2037	99,205
	Morgan Stanley Capital I Trust
446,000	Series 2007-HQ12-AM, 5.577%, 04/12/2049	485,031
	Morgan Stanley Mortgage Loan Trust
944,402	Series 2006-7-3A, 5.434%, 06/25/2036	819,484
6,034,141	Series 2006-11-2A2, 6.000%, 08/25/2036	4,952,419
175,472	Series 2006-11-3A2, 6.000%, 08/25/2036	154,209
505,977	Series 2007-13-6A1, 6.000%, 10/25/2037	414,241
	Morgan Stanley Re-Remic Trust
1,251,585	Series 2010-R9-3C, 6.538%, 11/26/2036 (a)	1,029,802
	Motel 6 Trust
100,000	Series 2012-MTL6-D, 3.781%, 10/05/2025 (a)	100,971
	Prime Mortgage Trust
2,386,129	Series 2006-DR1-2A1, 5.500%, 05/25/2035 (a)	2,390,589

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	Residential Accredit Loans, Inc.
$331,210	Series 2004-QS2-AI1, 5.500%, 02/25/2034	$335,442
1,304,159	Series 2006-QS2-1A4, 5.500%, 02/25/2036	1,075,465
1,585,755	Series 2006-QS7-A3, 6.000%, 06/25/2036	1,284,381
579,508	Series 2006-QS10-A9, 6.500%, 08/25/2036	501,117
1,591,804	Series 2006-QS14-A18, 6.250%, 11/25/2036	1,281,197
1,356,976	Series 2006-QS17-A5, 6.000%, 12/25/2036	1,067,213
1,557,425	Series 2007-QS1-2A10, 6.000%, 01/25/2037	1,183,916
2,329,743	Series 2007-QS3-A1, 6.500%, 02/25/2037	1,966,053
5,579,669	Series 2007-QS6-A6, 6.250%, 04/25/2037	4,594,941
1,273,243	Series 2007-QS8-A8, 6.000%, 06/25/2037	1,042,952
	Residential Asset Securitization Trust
385,844	Series 2005-A8CB-A9, 5.375%, 07/25/2035	327,090
188,075	Series 2006-A2-A11, 6.000%, 01/25/2046	154,884
676,707	Series 2006-A8-1A1, 6.000%, 08/25/2036	631,600
458,224	Series 2007-A1-A8, 6.000%, 03/25/2037	357,419
1,914,026	Series 2007-A2-1A2, 6.000%, 04/25/2037	1,703,552
1,255,447	Series 2007-A5-2A5, 6.000%, 05/25/2037	1,149,900
182,318	Series 2007-A6-1A3, 6.000%, 06/25/2037	163,411
	Residential Funding Mortgage Securities I, Inc.
148,351	Series 2006-S1-1A3, 5.750%, 01/25/2036	153,428
2,156,789	Series 2006-S4-A5, 6.000%, 04/25/2036	2,018,038
	Stanwich Mortgage Loan Trust - Class A
439,503	Series 2011-5-A, 7.976%, 09/15/2037 (a) #	195,446
2,149,373	Series 2012-2-A, 0.000%, 03/15/2047 (a) #	913,484
375,088	Series 2012-5-A, 0.000%, 03/15/2051 (a) #	218,401
	Structured Adjustable Rate Mortgate Loan Trust
449,202	Series 2004-16-2A, 2.403%, 11/25/2034	443,764
102,608	Series 2005-14-A1, 0.464%, 07/25/2035	85,315
920,644	Series 2005-15-1A1, 2.497%, 07/25/2035	739,711
2,313,847	Series 2005-22-3A1, 2.621%, 12/25/2035	1,840,635
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
218,971	Series 2004-20-8A7, 5.750%, 11/25/2034	232,410
4,121,961	Series 2005-5-2A2, 5.500%, 04/25/2035	4,100,762
	Washington Mutual Mortgage Pass-Through Certificates
275,575	Series 2004-AR14-A1, 2.404%, 01/25/2035	277,527
95,568	Series 2004-CB2-2A, 5.500%, 07/25/2034	101,540
1,315,218	Series 2005-1-5A1, 6.000%, 03/25/2035	1,321,269
198,449	Series 2006-2-1A9, 6.000%, 03/25/2036	175,527
1,530,997	Series 2006-5-1A5, 6.000%, 07/25/2036	1,269,757
747,306	Series 2006-8-A6, 5.768%, 10/25/2036	527,561
374,015	Series 2006-AR19-2A, 2.034%, 01/25/2047	339,853
5,612,254	Series 2007-5-A3, 7.000%, 06/25/2037	3,623,849
	Wells Fargo Alternative Loan Trust
662,871	Series 2007-PA2-3A1, 0.504%, 06/25/2037	449,118
976,512	Series 2007-PA2-3A2, 6.496%, 06/25/2037	194,778

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	Wells Fargo Mortgage Backed Securities Trust
$58,310	Series 2003-J-1A9, 2.612%, 10/25/2033	$59,492
186,717	Series 2004-A-A1, 2.634%, 02/25/2034	190,902
72,770	Series 2005-11-2A3, 5.500%, 11/25/2035	76,594
103,614	Series 2005-12-1A2, 5.500%, 11/25/2035	107,374
1,079,021	Series 2005-12-1A5, 5.500%, 11/25/2035	1,097,320
355,000	Series 2005-16-A18, 6.000%, 01/25/2036	352,721
255,961	Series 2005-17-1A1, 5.500%, 01/25/2036	264,948
167,219	Series 2005-AR10-2A4, 2.614%, 06/25/2035	169,783
1,896,698	Series 2006-AR2-2A5, 2.614%, 03/25/2036	1,840,421
493,451	Series 2006-AR19-A1, 5.428%, 12/25/2036	496,783
1,749,678	Series 2007-3-1A4, 6.000%, 04/25/2037	1,702,592

TOTAL MORTGAGE BACKED SECURITIES
	(cost $181,603,959)	196,848,009

Contracts		Value
PURCHASED OPTIONS: 0.1%
COMMON STOCKS: 0.0%
	Actavis Plc Put Option
52	Exercise Price $185.00
	Expiration Date: May 2014	11,960
	AT&T, Inc. Call Option
216	Exercise Price $34.00
	Expiration Date: April 2014	23,112
987	Exercise Price $36.00
	Expiration Date: April 2014	7,896
	Charter Communications, Inc. Put Option
217	Exercise Price $105.00
	Expiration Date: June 2014	23,328
	Energy XXI Bermuda Ltd. Call Option
160	Exercise Price $24.00
	Expiration Date: April 2014	7,200
21	Exercise Price $25.00
	Expiration Date: April 2014	420
	General Motors Co. Put Option
186	Exercise Price $34.00
	Expiration Date: April 2014	10,974
	Ingersoll-Rand Plc Put Option
278	Exercise Price $50.00
	Expiration Date: June 2014	19,460
	Juniper Networks, Inc. Put Option
457	Exercise Price $24.00
	Expiration Date: April 2014	4,570
371	Exercise Price $23.00
	Expiration Date: May 2014	11,130
	Liberty Media Corp. Call Option
41	Exercise Price $130.00
	Expiration Date: April 2014	10,045
	Noble Corp. Plc Put Option
137	Exercise Price $25.00
	Expiration Date: June 2014	1,164

Contracts		Value
PURCHASED OPTIONS (CONTINUED)
COMMON STOCKS (Continued)
	Oil States International, Inc. Put Option
144	Exercise Price $80.00
	Expiration Date: June 2014	$8,280
	Outerwall, Inc. Put Option
301	Exercise Price $50.00
	Expiration Date: May 2014	10,535
	Sirius XM Holdings, Inc. Call Option
1,483	Exercise Price $3.50
	Expiration Date: April 2014	2,966
742	Exercise Price $3.50
	Expiration Date: May 2014	3,710
	Sirius XM Holdings, Inc. Put Option
847	Exercise Price $3.00
	Expiration Date: January 2015	25,410
	Symantec Corp. Put Option
370	Exercise Price $16.00
	Expiration Date: May 2014	2,960
	TIBCO Software, Inc. Put Option
372	Exercise Price $18.00
	Expiration Date: May 2014	8,370
	Time Warner Cable, Inc. Call Option
48	Exercise Price $150.00
	Expiration Date: April 2014	720
	Verizon Communications, Inc. Call Option
399	Exercise Price $49.00
	Expiration Date: April 2014	3,192
		197,402
EXCHANGE TRADED FUNDS: 0.0%
	SPDR S&P 500 ETF Trust Put Option
203	Exercise Price $182.00
	Expiration Date: April 2014	13,398
102	Exercise Price $184.00
	Expiration Date: April 2014	10,404
305	Exercise Price $182.00
	Expiration Date: May 2014	55,205
		79,007
CURRENCY: 0.1%
	USD Call / KRW Put Option
6,800,000 (KRW)	Exercise Price $1,099.00
	Expiration Date: May 2014	16,510
	USD Put / CLP Call Option
6,000,000 (CLP)	Exercise Price $549.50
	Expiration Date: May 2014	80,700
		97,210
TOTAL PURCHASED OPTIONS
	(cost $400,824)	373,619

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 22.9%
TREASURY BILLS: 1.5%
	United States Treasury Bills
$11,895,245	0.010%, 08/21/2014 (b)	$11,895,245

TOTAL TREASURY BILLS
	(cost $11,895,245)	11,895,245

REPURCHASE AGREEMENTS: 21.4%
174,102,000	FICC, 0.000%, 03/31/2014, due 04/01/2014 [collateral: par value $180,185,000,
	U.S. Treasury Note, 0.750%, due 10/31/2017; value $177,595,381] (proceeds $174,102,000)

		174,102,000

TOTAL REPURCHASE AGREEMENTS
	(cost $174,102,000)	174,102,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $185,997,245)	185,997,245

TOTAL INVESTMENTS IN SECURITIES
	(cost $798,283,929): 104.0%	845,293,505

Liabilities in Excess of Other Assets: (4.0)%		(32,218,758)
Net Assets: 100.0%		$813,074,747

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933
	and may be sold in transactions exempt from registration only to qualified institutional
	buyers or in a public offering registered under the Securities Act of 1933.
(b)	Securities with an aggregate fair value of $133,891,207 have been pledged as collateral for options,
	total return swaps, credit default swaps, securities sold short and futures positions.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
#	Illiquid securities at March 31, 2014, at which time the aggregate value of these
	illiquid securities are $3,629,045 or 0.5% of net assets.
(1)	Unsettled bank loan as of March 31, 2014, therefore, no rate or maturity date is available.
(2)	Floating Interest Rate.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments		$798,283,929
Gross unrealized appreciation		58,208,625
Gross unrealized depreciation		(11,199,049)
Net unrealized appreciation		$47,009,576

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS
28,517	Actavis Plc *	$5,870,225
99,353	Ainsworth Lumber Co. Ltd. *	357,721
61,297	AMEC Plc	1,146,724
2,287	AmerisourceBergen Corp.	150,004
136,601	APA Group	814,577
192,359	Applied Materials, Inc.	3,927,971
117,609	AT&T, Inc.	4,124,548
2,522	Atwood Oceanics, Inc. *	127,084
800	Baytex Energy Corp.	32,944
136,964	Comcast Corp. - Class A	6,850,939
5,400	ConocoPhillips	379,890
1,200	CONSOL Energy, Inc.	47,940
1,100	Crescent Point Energy Corp.	40,153
22,908	Delta Air Lines, Inc.	793,762
53,341	Deutsche Wohnen AG	1,143,430
2,207	Diamond Offshore Drilling, Inc.	107,613
18,041	Energy XXI Bermuda Ltd.	425,226
2,549	Ensco Plc - Class A	134,536
17,016	Essex Property Trust, Inc.	2,893,571
26,683	Ford Motor Co.	416,255
4,700	General Motors Co.	161,774
5,100	Genworth Financial, Inc. - Class A *	90,423
30,823	Hercules Offshore, Inc *	141,478
4,468	HudBay Minerals, Inc.	34,806
3,575	KKR & Co. LP	81,653
9,771	Lennox International, Inc.	888,282
4,772	Liberty Global Plc - Class A *	198,515
11,774	Liberty Global Plc - Class C *	479,320
3,786	Liberty Media Corp. *	494,944
95,511	Loblaw Co. Ltd.	4,052,348
47,070	M&T Bank Corp.	5,709,591
13,952	Manitowoc Co., Inc. (The)	438,790
188,628	PacWest Bancorp.	8,112,890
6,400	Pennsylvania Real Estate Investment Trust	115,520
2,400	Pitney Bowes, Inc.	62,376
3,748	Rowan Co. Plc - Class A *	126,233
3,000	Seadrill Ltd.	105,480
163,560	Umpqua Holdings Corp.	3,048,758
17,127	United Continental Holdings, Inc. *	764,378
6,149	United Technologies Corp.	718,449
25,400	Verizon Communications, Inc.	1,208,278
8,152	Watsco, Inc.	814,466
TOTAL COMMON STOCKS
	(Proceeds $55,713,956)	57,633,865

EXCHANGE TRADED FUNDS
13,400	Energy Select Sector SPDR Fund	$1,193,404
19,874	Health Care Select Sector SPDR Fund	1,162,430
14,895	Industrial Select Sector SPDR Fund	779,455
950	iShares S&P/TSX Capped Energy Fund	15,306
31,636	Market Vectors Coal ETF	584,950
37,055	Market Vectors Oil Service ETF	1,864,978
5,665	Market Vectors Semiconductor ETF	227,740
5,100	SPDR Barclays High Yield Bond ETF	210,681
11,558	SPDR S&P 500 ETF Trust	2,161,808
9,056	SPDR S&P Insurance ETF	563,464
2,561	SPDR S&P Metals & Mining ETF	106,871
5,900	SPDR S&P Oil & Gas Exploration & Production ETF	423,797
TOTAL EXCHANGE TRADED FUNDS
	(Proceeds $8,861,027)	9,294,884

Principal Amount^		Value
CORPORATE BONDS
	Kinder Morgan Energy Partners LP
$818,000	3.950%, 09/01/2022	$815,115
	Softbank Corp.
978,000	4.500%, 04/15/2020 (a)	978,000
TOTAL CORPORATE BONDS
	(cost $1,829,165)	1,793,115

TOTAL SECURITIES SOLD SHORT
	(Proceeds $66,404,148)	$68,721,864

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933
	and may be sold in transactions exempt from registration only to qualified institutional
	buyers or in a public offering registered under the Securities Act of 1933.
*	Non-Income Producing Security.

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF FINANCIAL FUTURES CONTRACTS at March 31, 2014 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)	Counterparty
5YR U.S. Treasury Note Futures	(37)	$(4,401,266)	06/2014	$(6,427)	J.P. Morgan
10YR U.S. Treasury Note Futures	(25)	(3,087,500)	06/2014	(4,733)	J.P. Morgan
Euro Stoxx 50 Index Futures	(26)	(1,110,385)	06/2014	(29,431)	J.P. Morgan
Euro-Bund Bond Futures	(48)	(9,481,315)	06/2014	3,328	J.P. Morgan
Nikkei 225 Index Futures	(21)	(1,559,775)	06/2014	(25,621)	J.P. Morgan
S&P 500 E Mini Index Futures	(80)	(7,458,400)	06/2014	(3,793)	J.P. Morgan
U.S. Long Bond Futures	(13)	(1,731,844)	06/2014	(15,461)	J.P. Morgan
	(250)	(28,830,485)	–	(82,138)

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF SWAPS at March 31, 2014 (Unaudited)

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2014		Notional Amount		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Credit Default Swaps
ACE INA Holdings, Inc.	6/20/2018	Bank of America N.A.	(1.000%)	0.350%		$(1,100,000)		$(35,077)	$(36,673)	$1,596
(Buy Protection)
Anadarko Petroleum Corp.	6/20/2018	Citigroup Global Markets, Inc.	1.000%	1.080%		1,100,000		15,926	(4,373)	20,299
(Sell Protection)
Chubb Corp.	6/20/2018	Bank of America N.A.	(1.000%)	0.360%		(1,100,000)		(36,817)	(36,093)	(724)
(Buy Protection)
EFIH Finance, Inc.	6/20/2015	Credit Suisse Securities LLC	5.000%	1.100%		650,000		(204,750)	(68,250)	(136,500)
(Sell Protection)
Federal Republic of Brazil	6/20/2019	Bank of America N.A.	(1.000%)	1.810%		(3,600,000)		122,267	140,924	(18,657)
(Buy Protection)
Freeport-McMoRan Copper and Gold, Inc.	6/20/2018	Citigroup Global Markets, Inc.	1.000%	1.560%		1,100,000		(4,886)	(29,986)	25,100
(Sell Protection)
ITRX EUR XOVER 500 Series 20 12/20/2018 (1)	12/20/2018	JP Morgan Chase Securities	(5.000%)	2.550	% (2)	(375,000	) (3)	(60,622)	(54,547)	(6,075)
(Buy Protection)
ITRX EUR XOVER Series 18 500 12/20/2017	12/20/2017	Bank of America N.A.	(5.000%)	5.490%		(382,200)		(63,157)	9,953	(73,110)
(Buy Protection)
Republic of Venezuela	6/20/2019	Deutsche Bank Emerging Markets	(5.000%)	12.319%		(1,200,000)		314,709	303,000	11,709
(Buy Protection)
								$47,593	$223,955	$(176,362)

(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2) For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3) For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the ITRX EUR XOVER 500 Series.

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF OPTIONS WRITTEN at March 31, 2014 (Unaudited)

Contracts		Value
	Accelrys, Inc. Call Option
458	Exercise Price $12.50,
	Expiration Date: April 2014	$2,290
987	Exercise Price $12.50,
	Expiration Date: July 2014	2,961
	Actavis Plc Call Option
6	Exercise Price $200.00,
	Expiration Date: April 2014	5,160
4	Exercise Price $205.00,
	Expiration Date: April 2014	2,240
3	Exercise Price $210.00,
	Expiration Date: April 2014	930
	Alpha Natural Resources, Inc. Call Option
73	Exercise Price $4.50,
	Expiration Date: April 2014	803
	Assured Guaranty Ltd. Call Option
188	Exercise Price $26.00,
	Expiration Date: April 2014	4,888
193	Exercise Price $27.00,
	Expiration Date: April 2014	1,930
	ATMI, Inc.
19	Exercise Price $35.00,
	Expiration Date: June 2014	95
	CONSOL Energy, Inc. Call Option
24	Exercise Price $39.00,
	Expiration Date: April 2014	3,631
41	Exercise Price $40.00,
	Expiration Date: April 2014	3,977
28	Exercise Price $42.00,
	Expiration Date: April 2014	896
28	Exercise Price $43.00,
	Expiration Date: April 2014	364
	CONSOL Energy, Inc. Put Option
17	Exercise Price $39.00,
	Expiration Date: April 2014	1,207
	Energy XXI Bermuda Ltd. Call Option
46	Exercise Price $21.00,
	Expiration Date: April 2014	12,535
135	Exercise Price $22.00,
	Expiration Date: April 2014	25,313
	Foster Wheeler AG Call Option
42	Exercise Price $31.00,
	Expiration Date: April 2014	5,880
	General Motors Co. Call Option
19	Exercise Price $35.00,
	Expiration Date: April 2014	456
19	Exercise Price $35.50,
	Expiration Date: April 2014	228
19	Exercise Price $36.00,
	Expiration Date: April 2014	152
	Genworth Financial, Inc. Call Option
21	Exercise Price $18.00,
	Expiration Date: April 2014	126

21	Exercise Price $18.00,
	Expiration Date: April 2014	$315
21	Exercise Price $18.00,
	Expiration Date: April 2014	609
	Genworth Financial, Inc. Put Option
42	Exercise Price $17.00,
	Expiration Date: April 2014	672
21	Exercise Price $17.00,
	Expiration Date: April 2014	126
21	Exercise Price $17.00,
	Expiration Date: April 2014	441
21	Exercise Price $17.50,
	Expiration Date: April 2014	252
21	Exercise Price $17.50,
	Expiration Date: April 2014	483
	JoS. A. Bank Clothiers, Inc. Call Option
15	Exercise Price $65.00,
	Expiration Date: April 2014	30
63	Exercise Price $65.00,
	Expiration Date: July 2014	567
	JoS. A. Bank Clothiers, Inc. Put Option
16	Exercise Price $55.00,
	Expiration Date: April 2014	80
57	Exercise Price $60.00,
	Expiration Date: April 2014	342
	Juniper Networks, Inc. Call Option
94	Exercise Price $26.00,
	Expiration Date: April 2014	1,880
	Liberty Media Corp. Put Option
24	Exercise Price $130.00,
	Expiration Date: April 2014	4,620
	Manitowoc Co., Inc. Call Option
36	Exercise Price $31.00,
	Expiration Date: April 2014	4,032
35	Exercise Price $32.00,
	Expiration Date: April 2014	2,100
	Manitowoc Co., Inc. Put Option
46	Exercise Price $29.00,
	Expiration Date: April 2014	1,150
133	Exercise Price $30.00,
	Expiration Date: April 2014	4,655
192	Exercise Price $31.00,
	Expiration Date: April 2014	12,480
93	Exercise Price $32.00,
	Expiration Date: April 2014	10,695
	NRG Energy, Inc. Call Option
134	Exercise Price $30.00,
	Expiration Date: April 2014	24,790
286	Exercise Price $31.00,
	Expiration Date: April 2014	31,746
168	Exercise Price $32.00,
	Expiration Date: April 2014	8,400
	Safeway, Inc. Call Option
209	Exercise Price $38.00,
	Expiration Date: April 2014	2,090
197	Exercise Price $39.00,
	Expiration Date: April 2014	985

173	Exercise Price $40.00,
	Expiration Date: April 2014	$865
	Safeway, Inc. Put Option
228	Exercise Price $37.00,
	Expiration Date: April 2014	7,980
227	Exercise Price $38.00,
	Expiration Date: April 2014	22,700
	Sirius XM Holdings, Inc. Call Option
613	Exercise Price $3.50,
	Expiration Date: April 2014	1,532
562	Exercise Price $3.50,
	Expiration Date: April 2014	1,124
177	Exercise Price $3.50,
	Expiration Date: April 2014	354
526	Exercise Price $3.50,
	Expiration Date: May 2014	2,630
604	Exercise Price $3.50,
	Expiration Date: May 2014	3,020
68	Exercise Price $3.00,
	Expiration Date: June 2014	2,312
4	Exercise Price $4.50,
	Expiration Date: June 2014	4
847	Exercise Price $4.00,
	Expiration Date: January 2015	15,246
	Stillwater Mining Co. Call Option
48	Exercise Price $15.00,
	Expiration Date: April 2014	2,160
	TIBCO Software, Inc. Call Option
46	Exercise Price $22.00,
	Expiration Date: April 2014	690
46	Exercise Price $23.00,
	Expiration Date: April 2014	322
	Time Warner Cable, Inc. Put Option
48	Exercise Price $140.00,
	Expiration Date: April 2014	18,240

	Total Options Written
	(Premiums received $287,071)	$268,781

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2014. These assets are measured on a recurring basis.

Alternative Strategies Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description					Total
Equity (a)
Common Stocks	$266,321,869	$-	$311,566	**	$266,633,435
Exchange Traded Funds	$2,571,761	$-	$-		$2,571,761
Preferred Stocks	$6,026,199	$663,351	$-		$6,689,550
Limited Partnership	$-	$-	$707,594	**	$707,594
Total Equity	$274,919,829	$663,351	$1,019,160	**	$276,602,340
Rights/ Warrants	$169,664	$-	$-		$169,664
Short-Term Investments
Government Issues	$-	$11,895,245	$-		$11,895,245
Repurchase Agreements	$-	$174,102,000	$-		$174,102,000
Total Short-Term Investments	$-	$185,997,245	$-		$185,997,245
Fixed Income
Asset Backed Securities	$-	$25,064,798	$-		$25,064,798
Bank Loans	$-	$35,496,264	$-		$35,496,264
Convertible Bonds	$-	$11,171,876	$-		$11,171,876
Corporate Bonds	$-	$91,397,358	$1,090,998	**	$92,488,356
Government Securities & Agency Issues	$5,553,282	$15,528,052	$-		$21,081,334
Mortgage Backed Securities	$-	$195,520,678	$1,327,331	(1)	$196,848,009
Total Fixed Income	$5,553,282	$374,179,026	$2,418,329	**	$382,150,637
Purchased Options	$373,619	$-	$-		$373,619
Total Investments in Securities in Assets	$281,016,394	$560,839,622	$3,437,489	**	$845,293,505
Short Sales
Common Stocks	$(57,633,865)	$-	$-		$(57,633,865)
Exchange Traded Funds	$(9,294,884)	$-	$-		$(9,294,884)
Corporate Bonds	$-	$(1,793,115)	$-		$(1,793,115)
Total Short Sales	$(66,928,749)	$(1,793,115)	$-		$(68,721,864)
Total Investments in Securities in Liabilities	$(66,928,749)	$(1,793,115)	$-		$(68,721,864)
Other Financial instruments*
Forwards & Spot Contracts	$(315,309)	$-	$-		$(315,309)
Futures	$(82,138)	$-	$-		$(82,138)
Swaps - Credit Default	$-	$47,593	$-		$47,593
Written Options	$(268,781)	$-	$-		$(268,781)

(a) See Fund's Schedule of Investments for sector classifications
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at market value.
** Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1) These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

There were no significant transfers between Level 1 and Level 2 in the Fund as of March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Alternative Strategies Fund:

Description	Balance as of December 31, 2013	Purchase	Realized Gain (Loss)	Amortization	Change in unrealized appreciation (depreciation)		Sales	Transfers into Level 3*	Transfers out of Level 3*	Balance as of March 31, 2014
Equity
Common Stock	$178,624	$132,677	$-	$-	$265	**	$-	$-	$-	$311,566
Limited Partnership	$578,294	$110,953	$-	$-	$18,347	**	$-	$-	$-	$707,594
Total Equity	$756,918	$243,630	$-	$-	$18,612		$-	$-	$-	$1,019,160
Fixed Income
Corporate Bonds	$1,090,998	$-	$-	$715	$(715	)**	$-	$-	$-	$1,090,998
Mortgage Backed Securities	$1,352,338	$-	$28,567	$1,113	$6,531	**	$(61,218)	$-	$-	$1,327,331
Total Fixed Income	$2,443,336	$-	$28,567	$1,828	$5,816		$(61,218)	$-	$-	$2,418,329
Total Investments in Securities	$3,200,254	$243,630	$28,567	$1,828	$24,428		$(61,218)	$-	$-	$3,437,489

* The amount of transfers in or out are reflected at the securities' fair value at the end of the period.

** The amounts represent the total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2014.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of March 31, 2014.

Financial Assets	Fair Value at March 31, 2014	Valuation Techniques	Unobservable Inputs	Ranges	Average
Mortgage-Backed Securities	$1,327,331	Pricing Model*	Quotes/Prices	$43.64-65.55	$52.01
			Discount	1.4-10.5%	8.9%

Limited Partnership	$707,594	NAV as Practical Expedient**	N/A	$106.57

Common Stock	$274,200	Most Recent Capitalization (Funding)***	Private Financing	$15.69

	$37,366	Valuation based on the potential value of $1.00 to be paid by 2/15/2017 based on the success of a speculative drug. Discounted and probability weighted.	Probability of 20% with a market discount of 10%	---

Corporate Bonds	$1,090,998	Most Recent Capitalization (Funding)***	Private Financing	$100.00

* The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

** No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund's measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures that the Limited Partnerships are not being reported at fair value.

***The significant unobservable inputs used in the fair value measurement of the Fund's Private Investment shares and Notes are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

Off-Balance Sheet Risk

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities denominated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At March 31, 2014, the Funds had the following forward contracts outstanding:

Litman Gregory Masters Alternative Strategies Fund

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2014	Fund Delivering	March 31, 2014	Appreciation	Depreciation
4/3/2014	2,200,000	U.S. Dollar	$2,040,140	Australian Dollar	$1,961,615	$78,525	$-
4/3/2014	1,600,000	Euro Currency	2,194,285	U.S. Dollar	2,204,235	-	(9,950)
4/3/2014	2,375,000	New Zealand Dollar	1,981,106	U.S. Dollar	2,061,934	-	(80,828)
4/7/2014	11,400,000	U.S. Dollar	3,765,951	Polish Zloty	3,752,098	13,853	-
4/7/2014	11,400,000	Polish Zloty	3,603,376	U.S. Dollar	3,765,952	-	(162,576)
4/7/2014	319,000	Swiss Franc	359,620	U.S. Dollar	360,814	-	(1,194)
4/10/2014	1,100,000	New Zealand Dollar	931,575	U.S. Dollar	954,484	-	(22,909)
4/11/2014	121,600,000	U.S. Dollar	2,031,958	Indian Rupee	1,980,456	51,502	-
4/15/2014	1,141,000	Euro Currency	1,584,793	U.S. Dollar	1,571,854	12,939	-
4/25/2014	1,100,000,000	U.S. Dollar	1,992,526	Chilean Peso	1,953,125	39,401	-
4/28/2014	5,585,000	Brazilian Real	2,397,098	U.S. Dollar	2,459,193	-	(62,095)
4/28/2014	800,000	Euro Currency	1,105,865	U.S. Dollar	1,102,057	3,808	-
4/30/2014	51,200,000	Mexican Peso	3,907,353	U.S. Dollar	3,912,728	-	(5,375)
6/16/2014	1,040,000	U.S. Dollar	959,558	Australian Dollar	932,156	27,402	-
6/16/2014	30,000	U.S. Dollar	27,679	Australian Dollar	27,109	570	-
6/16/2014	3,371,150	Australian Dollar	3,003,020	U.S. Dollar	3,110,398	-	(107,378)
6/16/2014	24,000	Australian Dollar	22,135	U.S. Dollar	22,144	-	(9)
6/16/2014	30,000	U.S. Dollar	27,091	Canadian Dollar	26,961	130	-
6/16/2014	160,000	U.S. Dollar	144,487	Canadian Dollar	144,503	-	(16)
6/16/2014	100,000	U.S. Dollar	90,304	Canadian Dollar	89,597	707	-
6/16/2014	100,000	U.S. Dollar	90,304	Canadian Dollar	90,232	72	-
6/16/2014	70,000	U.S. Dollar	63,213	Canadian Dollar	63,225	-	(12)
6/16/2014	7,951,000	Canadian Dollar	7,121,910	U.S. Dollar	7,180,114	-	(58,204)
6/16/2014	2,980,000	U.S. Dollar	4,104,937	Euro Currency	4,149,540	-	(44,603)
6/16/2014	12,000	U.S. Dollar	16,530	Euro Currency	16,565	-	(35)
6/16/2014	24,000	U.S. Dollar	33,060	Euro Currency	33,026	34	-
6/16/2014	3,816,000	Euro Currency	5,299,829	U.S. Dollar	5,256,523	43,306	-
6/16/2014	50,000	Euro Currency	69,611	U.S. Dollar	68,875	736	-
6/16/2014	7,000	Euro Currency	9,646	U.S. Dollar	9,642	4	-
6/16/2014	24,000	U.S. Dollar	39,994	Pound Sterling	39,998	-	(4)
6/16/2014	2,150,194	Pound Sterling	3,567,795	U.S. Dollar	3,583,111	-	(15,316)
6/16/2014	48,000	Pound Sterling	79,838	U.S. Dollar	79,988	-	(150)
6/16/2014	10,162,000	U.S. Dollar	1,567,387	Swedish Krona	1,604,351	-	(36,964)
6/16/2014	10,162,000	Swedish Krona	1,590,539	U.S. Dollar	1,567,387	23,152	-

			$55,824,513		$56,135,990	$296,141	$(607,618)

ASU 2013-01 - Discloure Related to Offsetting Assets & Liabilities

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The following tables represent the ASU 2013-01 disclosure related to offsetting assets and liabilites for each of the Funds as of March 31, 2014:

Alternative Strategies Fund

Assets:	Gross Amounts Not Offset in the Statements of Assets and Liabilities

	Gross Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Securities Collateral (Pledged) Received	Cash Collateral (Pledged) Received	Net Amount
Description
Forward Contract Counterparties:
Barclays Bank Plc	$51,502	$-	$-	$-	$51,502
Citibank N.A.	-	-	-	-	-
Credit Suisse International	131,779	(131,779)	-	-	-
Goldman Sachs & Co.	112,860	(112,860)	-	-	-
Futures Contracts	33,661	(33,661)	-	-	-
Swap Contracts Counterparties:
Bank of America N.A.	1,596	(1,596)	-	-	-
Citigroup Global Markets	45,399	-	-	-	45,399
Credit Suisse International	-	-	-	-	-
Deutsche Bank AG	11,709	-	-	-	11,709
JP Morgan Chase Securities	-	-	-	-	-
Repurchase Agreements	174,102,000	-	-	-	174,102,000
	$174,490,506	$(279,896)	$-	$-	$174,210,610

Liabilities:	Gross Amounts Not Offset in the Statements of Assets and Liabilities

	Gross Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Securities Collateral (Pledged) Received	Cash Collateral (Pledged) Received	Net Amount
Description
Forward Contract Counterparties:
Barclays Bank Plc	$-	$-	$-	$-	$-
Citibank N.A.	22,909	-	-	-	22,909
Credit Suisse International	322,018	(131,779)	-	-	190,239
Goldman Sachs & Co.	262,691	(112,860)	-	-	149,831
Futures Contracts	73,993	(33,661)	-	40,332	-
Swap Contracts Counterparties:
Bank of America N.A.	92,491	(1,596)	-	(90,895)	-
Citigroup Global Markets	-	-	-	-	-
Credit Suisse International	136,500	-	-	(43,736)	92,764
Deutsche Bank AG	-	-	-	-	-
JP Morgan Chase Securities	6,075	-	-	-	6,075
	$916,677	$(279,896)	$-	$(94,299)	$461,818

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Litman Gregory Funds Trust

By (Signature and Title)  /s/ Jeremy DeGroot
                                                  Jeremy DeGroot, President and Principal Executive Officer

Date         May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jeremy DeGroot
                                                  Jeremy DeGroot, President and Principal Executive Officer

Date         May 29, 2014

By (Signature and Title)  /s/ John Coughlan
                                                  John Coughlan, Treasurer and Principal Financial Officer

Date         May 29, 2014